    As filed with the Securities and Exchange Commission on November 7, 2001

                                               Registration No. 333-48300
                                                                811-07697
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         ------------------------------

                                    FORM S-6

                         ------------------------------
                 FOR THE REGISTRATION UNDER THE SECURITIES ACT
                OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                         ------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 1

A.  Exact name of trust:

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

B.  Name of depositor:

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.  Complete address of depositor's principal executive office:

                               51 Madison Avenue
                            New York, New York 10010

D.  Name and complete address of agent for service:

                             Sheldon Winicour, Esq.
                          New York Life Insurance and
                              Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                                    Copy to:

Jeffrey S. Puretz, Esq.                        Sheila K. Davidson, Esq.
Dechert                                        Senior Vice President
1775 Eye Street, N.W.                          and General Counsel
Washington, DC 20006-2401                      New York Life Insurance Company
                                               51 Madison Avenue
                                               New York, New York  10010


It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)

     [ ] on (date) pursuant to paragraph (b)

     [x] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1) of rule (485)

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.  Title of securities being registered:

    Units of interest in a separate account under corporate executive series variable universal life insurance policies.

F. Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

This Amendment to the Registration Statement on Form S-6 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of filing a supplement to the May 1, 2001 Corporate Executive Series flexible premium variable life insurance contract ("Contract") prospectus describing the enhanced version of the Contract, and making certain changes to Part II of the Registration Statement. Accordingly, except as noted herein, this Amendment does not otherwise delete, amend or supersede any prospectus, exhibit, undertaking, or other information contained in the Registration Statement. In particular, the Amendment does not delete, amend or supersede any information contained in the currently effective prospectus describing the Contracts, which will continue to be used to offer the Contracts. The currently effective prospectus describing the Contracts is incorporated herein by reference.

                       SUPPLEMENT DATED DECEMBER 1, 2001
                      TO PROSPECTUS DATED MAY 1, 2001 FOR

                      CORPORATE EXECUTIVE SERIES VARIABLE
                       UNIVERSAL LIFE INSURANCE POLICIES

                                  INVESTING IN
     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                 SUBJECT TO COMPLETION, DATED NOVEMBER 7, 2001

THE INFORMATION IN THIS SUPPLEMENT IS NOT COMPLETE. IT MAY ALSO BE CHANGED. WE MAY NOT SELL THE VARIABLE LIFE INSURANCE POLICY ENHANCEMENTS DESCRIBED IN THIS SUPPLEMENT UNTIL THE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS SUPPLEMENT LIKEWISE IS NOT AN OFFER TO SELL THESE POLICY ENHANCEMENTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED, AND THE SUPPLEMENT IS NOT SOLICITING AN OFFER TO BUY THE POLICY ENHANCEMENTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

This Supplement updates certain information contained in the above-dated prospectus of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, which accompanies this Supplement. Unless indicated otherwise, this Supplement does not supersede the prospectus dated May 1, 2001. This Supplement and the accompanying prospectus contain information you should know before investing in the above-referenced policies. You should read this Supplement and the accompanying prospectus carefully and keep them for future reference. This Supplement is not valid unless it is accompanied by a current prospectus for the policies. Except as otherwise noted, the terms we use in this Supplement have the same meanings as in the prospectus for the policies.

To reflect the changes made, the Supplement amends the prospectus as follows:

    (I) Throughout the prospectus, all references to "thirty variable investment options", "30 Portfolios" or "30 Investment Divisions" are replaced with references to "forty-five variable investment options", "45 Portfolios" or "45 Investment Divisions", respectively.

    (II) Throughout the prospectus, all references to "31 Allocation Alternatives" are revised to state "46 Allocation Alternatives."

    (III) Throughout the prospectus, all references to "nine Funds" are revised to state "13 Funds."

1.  INVESTMENT OPTIONS

     A. The table on page 1 of the prospectus is deleted and replaced by the following:

MAINSTAY VP SERIES FUND, INC.
-- MainStay VP Bond
-- MainStay VP Capital Appreciation
-- MainStay VP Cash Management
-- MainStay VP Convertible
-- MainStay VP Government
-- MainStay VP Growth Equity
-- MainStay VP High Yield Corporate Bond
-- MainStay VP Indexed Equity
-- MainStay VP International Equity
-- MainStay VP Mid Cap Core
-- MainStay VP Mid Cap Growth
-- MainStay VP Small Cap Growth
-- MainStay VP Total Return
-- MainStay VP Value
-- MainStay VP American Century Income & Growth
-- MainStay VP Dreyfus Large Company Value
-- MainStay VP Eagle Asset Management Growth Equity
-- MainStay VP Lord Abbett Developing Growth
THE ALGER AMERICAN FUND
-- Alger American Leveraged AllCap
-- Alger American Small Capitalization
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-- VP Value Fund (Class II)
-- VP International Fund (Class II)
CALVERT VARIABLE SERIES, INC.
-- Calvert Social Balanced
DREYFUS VARIABLE INVESTMENT FUND
-- Small Cap (Initial Shares)
DREYFUS INVESTMENT PORTFOLIOS
-- Technology Growth (Initial Shares)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-- Fidelity VIP Contrafund(R) (Initial Class)
-- Fidelity VIP Equity-Income (Initial Class)
-- Fidelity VIP Growth (Initial Class)
-- Fidelity VIP Index 500 (Initial Class)
-- Fidelity VIP Investment Grade Bond (Initial Class)
-- Fidelity VIP Mid-Cap (Initial Class)
-- Fidelity VIP Overseas (Initial Class)
JANUS ASPEN SERIES
-- Janus Aspen Series Aggressive Growth
-- Janus Aspen Series Balanced
-- Janus Aspen Series Worldwide Growth
LORD ABBETT SERIES FUND
-- Lord Abbett Mid-Cap Value
MFS(R) VARIABLE INSURANCE TRUST(SM)
-- MFS(R) Investors Trust Series
  (formerly known as MFS(R) Growth With Income
   Series)
-- MFS(R) New Discovery Series
-- MFS(R) Research Series
-- MFS(R) Utilities Series
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-- Morgan Stanley UIF Emerging Markets Debt
-- Morgan Stanley UIF Emerging Markets Equity
-- Morgan Stanley UIF United States Real Estate
T. ROWE PRICE EQUITY SERIES, INC.
-- T. Rowe Price Equity Income
T. ROWE PRICE FIXED INCOME SERIES, INC.
-- T. Rowe Price Limited Term Bond

     B. On page 1 of the prospectus, the fifth sentence of the second paragraph following the table is deleted and replaced by the following:

     We may terminate the policy if its cash surrender value less any policy debt is too small to pay the policy's monthly charges.

     C. The third sentence of the fifth paragraph following the table on page 1 of the prospectus is deleted and replaced by the following:

     This prospectus is valid only when accompanied by the prospectuses of the MainStay VP Series Fund, Inc., The Alger American Fund, American Century Variable Portfolios, the Calvert Variable Series, Inc., the Dreyfus Variable Investment Fund, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., and the
     T. Rowe Price Fixed Income Series, Inc. (the "Funds," each individually a "Fund").

2.  DEFINITIONS

     A. On page 5 of the prospectus, under the caption "Definition of Terms", the following definition is added following the definition of "Allocation Alternatives":

     ALTERNATIVE CASH SURRENDER VALUE--The Cash Value of the policy plus the Deferred Premium Load Account.

     B. On page 5 of the prospectus, under the caption "Definition of Terms" the definition of "Cash Surrender Value" is deleted and replaced by the following:

     CASH SURRENDER VALUE--The Cash Value.

     C. On page 5 of the prospectus, under the caption "Definition of Terms", the following definition is added following the definition of "Cumulative Premium Amount":

     DEFERRED PREMIUM LOAD ACCOUNT--An account representing a portion of the cumulative Sales Expense Charge, State Tax Charge, and Federal Tax Charge collected.

3.  HOW IS THE VALUE OF AN ACCUMULATION UNIT DETERMINED?

On page 8 of the prospectus, under the caption "How is the Value of an Accumulation Unit Determined", the last paragraph is deleted and replaced by the following:

     This factor is deducted on a daily basis. It is currently equal to an annual rate of .25% of the average daily net asset value of each Investment Division's assets.

4.  GUARANTEED MINIMUM DEATH BENEFIT

     A. The caption "What is the Guaranteed Minimum Death Benefit?" and the disclosure under that caption on page 8 of the prospectus are deleted and replaced by the following:

     9. WHAT IS THE ALTERNATIVE CASH SURRENDER VALUE?

     The Alternative Cash Surrender Value ("ACSV") is equal to the Cash Value of the policy plus the Deferred Premium Load Account. You can apply to receive the ACSV if every policy owned by you and which is a part of this policy series is surrendered at the same time, and no partial withdrawal or loan has been taken from this policy. If these conditions are met, you will receive the ACSV provided the policy has not been assigned and the Owner has not changed, unless that change was (1) the result of a merger or acquisition and the Successor Owner was your wholly owned subsidiary on the date ownership changed, or (2) to a Trust established by the Owner for the purposes of providing employee benefits. The reference to "policy series" means all policies you own.

     The ACSV is not available to support Monthly Deduction Charges or for purposes of a loan or partial withdrawal.

     B. Questions 10-25 are redesignated as Questions 11-26.

     C. On page 9, the following is added after question 9:

     10. WHAT IS THE VALUE OF THE DEFERRED PREMIUM LOAD ACCOUNT?

     The Deferred Premium Load Account value during the first Policy Year is equal to the cumulative Sales Expense Charge, State Tax Charge, and Federal Tax Charge collected during the first Policy Year. The Deferred Premium Load Account value on each Monthly Deduction Day on or after the first Policy Anniversary will be equal to (a) multiplied by (b), where:

        (a) is the cumulative Sales Expense Charge, State Tax Charge and Federal Tax Charge; and

        (b) is (i) divided by (ii), where:

          (i) is the number of Monthly Deduction Days remaining until the 7th Policy Anniversary; and

          (ii) 72.

     The value of the Deferred Premium Load Account is zero on or after the 7th Policy Anniversary, upon partial withdrawal or loan being taken from this policy, or upon lapse of the policy.

5.  HOW LONG WILL THE POLICY REMAIN IN FORCE?

     A. On page 9 of the prospectus, under the caption "How Long Will the Policy Remain in Force?", the third sentence of the first paragraph is deleted and replaced by the following:

     The policy terminates only when and if the Cash Surrender Value less any Policy Debt is insufficient to pay the charges deducted on each Monthly Deduction Day and the late period expires without sufficient payment.

     B. On page 9 of the prospectus, under the caption "How Long Will the Policy Remain in Force?" the second paragraph is deleted.

6.  WHAT ARE UNPLANNED PREMIUMS?

On page 10 of the prospectus, under the caption "What are Unplanned Premiums?", the third sentence is deleted and replaced by the following:

     If an unplanned premium would result in an increase in the death benefit greater than the increase in the Alternative Cash Surrender Value, we reserve the right to require proof of insurability before accepting that payment and applying it to the policy.

7.  WHAT ARE THE CURRENT CHARGES ASSOCIATED WITH THE POLICY?

     A. On page 11 of the prospectus, under the caption "What are the Current Charges Associated with the Policy?", the first paragraph is deleted and replaced by the following:

     We deduct three charges from premiums, whether planned or unplanned. We deduct 2% from each premium paid for state tax charges. We deduct 1.25% from any premium paid for federal tax charges. We also deduct a sales expense charge to partially cover sales expenses as follows:

        (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year.

     B. On page 11 of the prospectus, under the caption "What are the Current Charges Associated with the Policy?", in the third paragraph, subheading (a) is deleted and replaced by the following:

     (a) a monthly contract charge currently equal to $5.00 ($60.00 annually).

     C. On page 11 of the prospectus, under the caption "What are the Current Charges Associated with the Policy?", the second, third and fourth sentences in the sixth paragraph are deleted and replaced by the following:

     We currently charge an annual rate of .25% of the average daily net asset value of each Investment Division's assets.

8.  DOES THE POLICYOWNER HAVE A RIGHT TO CANCEL?

On page 12 of the prospectus, under the caption "Does the Policyowner have a Right to Cancel?", "(i)" and "(ii)" are deleted.

9.  DEDUCTIONS

     A. On page 13 of the prospectus, under the caption "Deductions from Premiums", the table is deleted and replaced by the following:

                  CHARGE                    AMOUNT DEDUCTED
                  ------                    ---------------
                                                Current       Guaranteed Maximums
Sales Expense Charge
  Policy Year 1
     (up to Target Premium)                      13.75%                            14%
     (premiums in excess of Target                1.25%                            3%
       Premium)
  Policy Years 2 through 7
     (up to Target Premium)                       9.75%                            10%
     (premiums in excess of Target                0.75%                            3%
       Premium)
  Policy Years 8 through 10
     (up to Target Premium)                       2.75%                            5%
     (premiums in excess of Target                0.25%                            3%
       Premium)
  Policy Years 11+
     (up to Target Premium)                       1.75%                            5%
     (premiums in excess of Target                0.25%                            3%
       Premium)
State Tax Charge                                     2%       (2%, subject to increase consistent with
                                                                changes in applicable law)
Federal Tax Charge                                1.25%       (1.25%, subject to increase consistent with
                                                                changes in applicable law)

     B. On page 13 of the prospectus, under the caption "Deductions from Accumulation Value and Fixed Account Value (Monthly Deductions)", the table is deleted and replaced by the following:

                CHARGE                          AMOUNT DEDUCTED
                ------                          ---------------
                                                    Current                   Guaranteed Maximums
Monthly Contract Charge                              $5.00                           $9.00
                                               ($60.00 annually)               ($108.00 annually)
Cost of Insurance Charge                 Individualized, depending upon age, gender, policy duration,
  -- Base Policy Coverage                smoker class and underwriting class of the Insured, and
  -- Supplementary Term Rider            whether any optional riders were selected.
     (optional)
  -- Level Term Rider (optional)

     C. On page 14 of the prospectus, the table captioned "Deductions from the Separate Account" is deleted and replaced by the following:

                                                  AMOUNT DEDUCTED
                                               (AS ANNUAL PERCENTAGE
              CHARGE                 OF THE AVERAGE DAILY ACCUMULATION VALUE)
              ------                 ----------------------------------------
                                     Current            Guaranteed Maximums
Mortality and Expense Risk Charge      .25%                     .90%

10.  PORTFOLIO FEES AND EXPENSES

     On page 15 of the prospectus, under the caption "Portfolio Fees and Expenses", the chart and accompanying notes are deleted and replaced by the following:

                                                                             MAINSTAY                                  MAINSTAY
                                                             MAINSTAY VP        VP         MAINSTAY      MAINSTAY         VP
                                               MAINSTAY VP     CAPITAL         CASH           VP            VP          GROWTH
                                                  BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT      EQUITY
                                               -----------   ------------   -----------   -----------   -----------   -----------
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT (as
 a % of average net assets for the fiscal
 year ended December 31, 2000)(a)
Advisory Fees................................     0.25%         0.36%          0.25%         0.36%         0.30%         0.25%
Administration Fees..........................     0.20%         0.20%          0.20%         0.20%         0.20%         0.20%
Other Expenses...............................     0.06%         0.07%          0.07%         0.10%         0.10%         0.05%
Total Fund Annual Expenses...................     0.51%         0.63%          0.52%         0.66%         0.60%         0.50%

                                          MAINSTAY VP                   MAINSTAY
                                          HIGH YIELD    MAINSTAY VP        VP                                         MAINSTAY VP
                                           CORPORATE      INDEXED     INTERNATIONAL   MAINSTAY VP     MAINSTAY VP      SMALL CAP
                                             BOND         EQUITY         EQUITY       MID CAP CORE   MID CAP GROWTH     GROWTH
                                          -----------   -----------   -------------   ------------   --------------   -----------
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the
 fiscal year ended December 31, 2000)(a)
Advisory Fees...........................     0.30%         0.10%          0.60%          0.74%(b)        0.73%(b)        0.71%(b)
Administration Fees.....................     0.20%         0.20%          0.20%          0.00%(b)        0.00%(b)        0.00%(b)
Other Expenses..........................     0.10%         0.07%          0.21%          0.24%           0.24%           0.24%
Total Fund Annual Expenses..............     0.60%         0.37%          1.01%          0.98%(c)        0.97%(d)        0.95%(e)

                                                                               MAINSTAY VP
                                                   MAINSTAY VP   MAINSTAY VP      EAGLE      MAINSTAY VP     ALGER       ALGER
                                                    AMERICAN       DREYFUS        ASSET         LORD       AMERICAN    AMERICAN
                       MAINSTAY VP                   CENTURY        LARGE      MANAGEMENT      ABBETT      AMERICAN      SMALL
                          TOTAL      MAINSTAY VP    INCOME &       COMPANY       GROWTH      DEVELOPING    LEVERAGED   CAPITALI-
                         RETURN         VALUE        GROWTH         VALUE        EQUITY        GROWTH       ALLCAP      ZATION
                       -----------   -----------   -----------   -----------   -----------   -----------   ---------   ---------
FUND ANNUAL EXPENSES
 AFTER REIMBURSEMENT
 (as a % of average
 net assets for the
 fiscal year ended
 December 31,
 2000)(a)
Advisory Fees........     0.32%         0.36%         0.50%         0.60%         0.50%         0.60%        0.85%       0.85%
Administration
 Fees................     0.20%         0.20%         0.20%         0.20%         0.20%         0.20%        0.00%       0.00%
Other Expenses.......     0.07%         0.08%         0.20%         0.21%         0.10%         0.27%        0.05%       0.05%
       Total Fund
         Annual
Expenses.............     0.59%         0.64%         0.90%         1.01%         0.80%         1.07%        0.90%       0.90%

                       AMERICAN
                        CENTURY    AMERICAN
                          VP        CENTURY
                        INTER-        VP
                       NATIONAL      VALUE
                       (CLASS II   (CLASS II
                        SHARES)     SHARES)
                       ---------   ---------
FUND ANNUAL EXPENSES
 AFTER REIMBURSEMENT
 (as a % of average
 net assets for the
 fiscal year ended
 December 31,
 2000)(a)
Advisory Fees........    1.40%       0.90%
Administration
 Fees................    0.25%       0.25%
Other Expenses.......    0.00%       0.00%
       Total Fund
         Annual
Expenses.............    1.65%       1.15%

                                                   DREYFUS VIF         DREYFUS IP
                                      CALVERT         SMALL            TECHNOLOGY                     FIDELITY VIP
                                       SOCIAL     CAP PORTFOLIO          GROWTH        FIDELITY VIP     EQUITY-      FIDELITY VIP
                                      BALANCED   (INITIAL SHARES)   (INITIAL SHARES)    CONTRAFUND       INCOME         GROWTH
                                      --------   ----------------   ----------------   ------------   ------------   ------------
FUND ANNUAL EXPENSES AFTER
 REIMBURSEMENT (as a % of average
 net assets for the fiscal year
 ended December 31, 2000)(a)
Advisory Fees.......................   0.70%          0.75%              0.75%            0.57%          0.48%          0.57%
Administration Fees.................   0.00%          0.00%              0.00%            0.00%          0.00%          0.00%
Other Expenses......................   0.18%(f)       0.04%              0.09%            0.09%          0.08%          0.08%
Total Fund Annual Expenses..........   0.88%(f)       0.79%(g)           0.84%(g)         0.66%(h)       0.56%(h)       0.65%(h)

                                                            FIDELITY VIP     FIDELITY                 JANUS ASPEN    JANUS
                                              FIDELITY    INVESTMENT GRADE     VIP         FIDELITY     SERIES       ASPEN
                                                 VIP       BOND PORTFOLIO      MID           VIP      AGGRESSIVE     SERIES
                                              INDEX 500   (INITIAL CLASS)      CAP         OVERSEAS     GROWTH      BALANCED
                                              ---------   ----------------   --------      --------   -----------   --------
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT (as
 of % of average net assets for the fiscal
 year ended December 31, 2000)(a)
Advisory Fees...............................    0.24%          0.43%          0.57%         0.72%        0.65%       0.65%
Administration Fees.........................    0.00%          0.00%          0.00%         0.00%        0.00%       0.00%
Other Expenses..............................    0.09%          0.11%          0.17%         0.17%        0.01%       0.01%
Total Fund Annual
Expenses....................................    0.33%(i)       0.54%          0.74%(h)      0.89%(h)     0.66%(j)    0.66%(j)

                                              JANUS ASPEN    LORD
                                                SERIES      ABBETT
                                               WORLDWIDE    MID-CAP
                                                GROWTH       VALUE
                                              -----------   -------
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT (as
 of % of average net assets for the fiscal
 year ended December 31, 2000)(a)
Advisory Fees...............................     0.65%       0.75%
Administration Fees.........................     0.00%       0.00%
Other Expenses..............................     0.04%       0.35%
Total Fund Annual
Expenses....................................     0.69%(j)    1.10%(k)

                                                                                            MORGAN         MORGAN    MORGAN
                                                                                           STANLEY        STANLEY    STANLEY
                                                                                             UIF            UIF        UIF
                                             MFS(R)      MFS(R)                            EMERGING       EMERGING    U.S.
                                            INVESTORS      NEW       MFS(R)     MFS(R)     MARKETS        MARKETS     REAL
                                              TRUST     DISCOVERY   RESEARCH   UTILITIES     DEBT          EQUITY    ESTATE
                                            ---------   ---------   --------   ---------   --------       --------   -------
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the
 fiscal year ended December 31, 2000)(a)
Advisory Fees.............................    0.75%       0.90%(l)   0.75%       0.75%(l)   0.59%          1.09%      0.74%
Administration Fees.......................    0.00%       0.00%      0.00%       0.00%      0.25%          0.25%      0.25%
Other Expenses............................    0.12%       0.16%      0.10%       0.16%      0.56%          0.46%      0.11%
Total Fund Annual Expenses................    0.87%(l)    1.06%      0.85%(l)    0.91%      1.40%(m)       1.80%(m)   1.10%(m)


                                            T. ROWE    T. ROWE
                                             PRICE      PRICE
                                            EQUITY    LIMITED-
                                            INCOME    TERM BOND
                                            -------   ---------
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the
 fiscal year ended December 31, 2000)(a)
Advisory Fees.............................   0.85%(n)   0.70%(n)
Administration Fees.......................              0.00%
Other Expenses............................              0.00%
Total Fund Annual Expenses................   0.85%      0.70%

---------------

(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the agents.

(b) The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administration Fees for the Investment Division.

(c) The sale of Policies offering this Investment Division began on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to a reduction in its "Advisory Fees" to the extent that such expenses would cause "Total Fund Annual Expense" to exceed 0.98% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" would be 0.85%, 0.24%, and 1.09%, respectively.

(d) The sale of Policies offering this Investment Division began on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to a reduction in its "Advisory Fees" to the extent that such expenses would cause "Total Fund Annual Expense" to exceed 0.97% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" would be 0.75%, 0.24%, and 0.99%, respectively.

(e) The sale of Policies offering this Investment Division began on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to a reduction in its "Advisory Fees" to the extent that such expenses would cause "Total Fund Annual Expense" to exceed 0.95% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" would be 1.00%, 0.24%, and 1.24%, respectively.

(f) "Other Expenses" reflect an indirect fee of 0.02% relating to a fee offset arrangement with the custodian bank, whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. Net fund operating expenses after reductions for these fees paid indirectly would be 0.86% for Social Balanced Portfolio. Total expenses have been restated to reflect expenses expected to be incurred in 2001.

(g) The figures are for the initial class shares as of the fiscal year ended 12/31/00. Actual expenses in future years may be higher or lower.

(h) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.

(i) The Fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the Fund manager at any time.

(j) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Worldwide Growth and Balanced portfolios. All expenses are shown without the effect of expense offset arrangements.

(k) The Mid Cap Value Portfolio has established a non-12b-1 service fee arrangement which is reflected under "Other Expenses." In addition, for the following reasons, the information in the chart above relating to the Mid Cap Value Portfolio has been restated to reflect the fees and expenses that will be applicable during 2001. For the year 2000, Lord, Abbett & Co. voluntarily waived its management fees of 0.75% of average daily net assets of the Mid Cap Value Portfolio and voluntarily reimbursed all other expenses. For the year 2001, Lord, Abbett & Co. does not intend to waive its management fees for the Mid Cap Value Portfolio but has formally agreed to continue to reimburse a portion of the Mid Cap Value Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets.

(l) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.84% for Research Series, 0.86% for Investors Trust Series, 1.05% for New Discovery Series and 0.90% for Utilities Series.

(m) The management fee has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Emerging Markets Debt Portfolio 1.30%; Emerging Markets Equity Portfolio 1.75%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be as follows: Emerging Markets Debt Portfolio 0.80%, 0.25%, 0.56%, 1.61%; Emerging Markets Equity Portfolio 1.25%, 0.25%, 0.46%, 1.96%; U.S. Real Estate Portfolio 0.80%, 0.25%, 0.11%, 1.16%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Debt and Emerging Markets Equity Portfolios are 0.10% and 0.05%, respectively, of such investment related expenses.

(n)  The "Advisory Fees" include the ordinary operating expenses of the Fund.

11.  DEDUCTIONS FROM PREMIUMS

On page 16 of the prospectus, the section captioned "Deductions from Premiums" is deleted and replaced by the following:

     DEDUCTIONS FROM PREMIUMS

     When we receive a premium, whether planned or unplanned, we will deduct a sales expense charge, a state tax charge and a federal tax charge.

        CURRENT SALES EXPENSE CHARGE

        The sales expense charge is deducted as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year.
        (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year.

        GUARANTEED SALES EXPENSE CHARGE

        We may change the sales expense charge at any time. During the first Policy Year, we guarantee that any sales expense charge we deduct will never exceed 14% of any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a sales expense charge of more than 3% from any additional premiums in that Policy Year. Beginning in the second Policy Year, we guarantee that any sales expense charge we deduct will never exceed 10% of any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a sales expense charge of more than 3% from any additional premiums in that Policy Year. Beginning in the eighth Policy Year, we guarantee that any sales expense charge we deduct will never exceed 5% of any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a sales expense charge of more than 3% from any additional premiums paid in that Policy Year.

        We reserve the right to increase this charge in the future, but it will never exceed the maximums as stated above. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that the sales expense charge does not cover sales expenses, they will be recovered from NYLIAC surplus, including any amounts derived from the mortality and expense risk charge and the cost of insurance charge.

        STATE TAX CHARGE

        Various states and jurisdictions impose a tax on premiums received by insurance companies. State tax rates vary from state to state and currently range from 0.5% to 3.5%. We deduct 2% of each premium to cover state taxes. Two percent represents the approximate average of the taxes assessed by the states. We reserve the right to increase this charge consistent with changes in applicable law. In Oregon, this charge is referred to as a "State Tax Charge Back," and the rate may not be changed for the life of the policy.

        FEDERAL TAX CHARGE

        NYLIAC's federal tax obligations will increase based upon premiums received under the policies. We deduct 1.25% of any premium to cover this federal tax charge. We reserve the right to change this charge consistent with changes in applicable law.

12.  OTHER CHARGES

     A. On page 17 of the prospectus, under the caption "Monthly Contract Charge," the first sentence is deleted and replaced by the following:

     The monthly charge, currently equal to $5.00 ($60.00 annually), compensates us for costs incurred in providing certain administrative services including premium collection, record-keeping, processing claims and communicating with Policyowners.

     B. On page 17 of the prospectus, under the caption "Mortality and Expense Risk Charge", the first paragraph is deleted and replaced by the following:

     We charge the Investment Divisions for the mortality and expense risks we assume. We deduct the mortality and expense risk charge on a daily basis. We currently charge an annual rate of .25% of the average daily net asset value of each Investment Division's assets. At our option, we may change the mortality and expense risk charge, subject to a maximum annual rate of .90%.

     C. On page 17 of the prospectus, under the caption "Mortality and Expense Risk Charge", the last sentence of the third paragraph is deleted and replaced by the following:

     We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that they are not adequately covered by the sales expense charges.

13.  HOW THE POLICY WORKS

On page 18 of the prospectus, the section captioned "How the Policy Works" is deleted and replaced by the following:

        HOW THE POLICY WORKS

        This example is based on the charges applicable to a policy during the first Policy Year, issued on a medically underwritten, non-smoking Insured male, issue age 45, with an initial Face Amount of $350,000, with a Target Premium of $16,783, who has selected Life Insurance Benefit Option 1 and the guideline premium test, assuming current charges and a 6% hypothetical gross annual investment return, which results in a net annual investment return of 4.86%.

Premium Paid........................................................  $7,500.00
Less:   Below Target Premium Sales Expense Charge...................   1,031.25
        Above Target Premium Sales Expense Charge...................       0.00
        State Tax Charge (2%).......................................     150.00
        Federal Tax Charge (1.25%)..................................      93.75
                                                                      ---------
equals: Net Premium.................................................  $6,225.00
less:   Monthly contract charge (5.00 per month)....................      60.00
less:   Charges for cost of insurance (varies monthly)..............     409.74
plus:   Net investment performance (varies daily)...................     290.26
                                                                      ---------
equals: Cash Value..................................................  $6,045.52
Plus:   Deferred Premium Load Account...............................   1,275.00
                                                                      ---------
Equals: Alternative Cash Surrender Value............................  $7,320.52

14.  THE FUNDS AND THE PORTFOLIOS

     A. On page 20 of the prospectus, under the caption "The Funds and the Portfolios", the first sentence is deleted and replaced by the following:

     The Separate Account currently invests in 45 Portfolios of 13 Funds.

     B. On pages 20 and 21 of the prospectus, under the caption "The Funds and the Portfolios", the table is deleted and replaced by the following:

                FUND                                PORTFOLIOS                        INVESTMENT OBJECTIVES
                ----                                ----------                        ---------------------
MainStay VP Series Fund, Inc.          MainStay VP Bond                       highest income over the long term
                                                                                consistent with preservation of
                                                                                principal
                                       MainStay VP Capital Appreciation       long-term growth of capital
                                       MainStay VP Cash Management            as high a level of current income as
                                                                                is considered consistent with the
                                                                                preservation of capital and
                                                                                liquidity
                                       MainStay VP Convertible                capital appreciation together with
                                                                                current income
                                       MainStay VP Government                 high level of current income,
                                                                                consistent with safety of principal
                                       MainStay VP Growth Equity              long-term growth of capital, with
                                                                                income as a secondary consideration
                                       MainStay VP High Yield Corporate Bond  maximum current income
                                       MainStay VP Indexed Equity             to provide investment results that
                                                                                correspond to the total return
                                                                                performance (and reflect
                                                                                reinvestment of dividends) of
                                                                                publicly traded common stocks
                                                                                represented by the S&P 500(R) Index
                                       MainStay VP International Equity       long-term growth of capital and, as a
                                                                                secondary objective, current income
                                       MainStay VP Mid Cap Core               long-term growth of capital

                FUND                                PORTFOLIOS                        INVESTMENT OBJECTIVES
                ----                                ----------                        ---------------------
                                       MainStay VP Mid Cap Growth             long-term growth of capital
                                       MainStay VP Small Cap Growth           long-term capital appreciation
                                       MainStay VP Total Return               current income consistent with
                                                                                reasonable opportunity for future
                                                                                growth of capital and income
                                       MainStay VP Value                      maximum long-term total return from a
                                                                                combination of capital growth and
                                                                                income
                                       MainStay VP American Century Income &  dividend growth, current income and
                                         Growth                                 capital appreciation
                                       MainStay VP Dreyfus Large Company      capital appreciation
                                         Value
                                       MainStay VP Eagle Asset Management     growth through long-term capital
                                         Growth Equity                          appreciation
                                       MainStay VP Lord Abbett Developing     long-term growth of capital through a
                                         Growth                                 diversified and actively-managed
                                                                                portfolio consisting of developing
                                                                                growth companies, many of which are
                                                                                traded over the counter
The Alger American Fund                Alger American Leveraged AllCap        long-term capital appreciation
                                       Alger American Small Capitalization    long-term capital appreciation
American Century Variable Fund         American Century VP Value              long-term capital growth, with income
  Portfolios, Inc.                                                              as a secondary objective
                                       American Century VP International      capital growth
Calvert Variable Series, Inc           Calvert Social Balanced                competitive total return
Dreyfus Variable Investment Fund       Dreyfus Small Cap                      maximize capital appreciation
Dreyfus Investment Portfolios          Dreyfus Technology Growth              capital appreciation
Fidelity Variable Insurance Products   Fidelity VIP Contrafund(R)             long-term capital appreciation
  Fund
                                       Fidelity VIP Equity-Income             reasonable current income and long-
                                                                                term capital appreciation
                                       Fidelity VIP Growth                    capital appreciation
                                       Fidelity VIP Index 500                 investment results that correspond to
                                                                                the total return of common stocks
                                                                                as represented by the S&P 500 Index
                                       Fidelity VIP Investment Grade Bond     as high a level of current income as
                                                                                is consistent with the preservation
                                                                                of capital
                                       Fidelity VIP Mid-Cap                   long-term growth of capital
                                       Fidelity VIP Overseas                  long-term growth of capital
Janus Aspen Series                     Janus Aspen Series Aggressive Growth   long-term growth of capital
                                       Janus Aspen Series Balanced            long-term capital growth, consistent
                                                                                with preservation of capital and
                                                                                balanced by current income
                                       Janus Aspen Series Worldwide Growth    long-term growth of capital in a
                                                                                manner consistent with the
                                                                                preservation of capital
Lord Abbett Series Fund                Lord Abbett Mid-Cap Value              capital appreciation through
                                                                                investments primarily in equity
                                                                                securities of mid-sized companies
                                                                                which are believed to be
                                                                                undervalued in the marketplace.
MFS(R) Variable Insurance Trust(SM)    MFS(R) Investors Trust Series          long-term growth of capital and
                                                                                reasonable current income
                                       MFS(R) Research Series                 long-term growth of capital and
                                                                                future income

                FUND                                PORTFOLIOS                        INVESTMENT OBJECTIVES
                ----                                ----------                        ---------------------
                                       MFS(R) Utilities Series                capital growth and current income
                                                                                (income above that available from a
                                                                                portfolio invested entirely in
                                                                                equity securities).
                                       MFS(R) New Discovery Series            capital appreciation
The Universal Institutional Funds,     Morgan Stanley UIF Emerging Markets    long-term capital appreciation
  Inc.                                   Equity
                                       Morgan Stanley UIF Emerging Markets    high total return by investing
                                         Debt                                   primarily in fixed income
                                                                                securities of government and
                                                                                government related issuers and, to
                                                                                a lesser extent, of corporate
                                                                                issuers in emerging market
                                                                                countries
                                       Morgan Stanley UIF U.S. Real Estate    above average income and long-term
                                                                                capital appreciation by investing
                                                                                in equity securities of companies
                                                                                in the U.S. real estate industry,
                                                                                including real estate investment
                                                                                trusts
T. Rowe Price Equity Series, Inc.      T. Rowe Price Equity Income            substantial dividend income and also
                                                                                long-term capital appreciation
T. Rowe Price Fixed Income Series,     T. Rowe Price Limited-Term Bond        high level of income consistent with
  Inc.                                                                          moderate fluctuations in principal
                                                                                value.

     C. On page 22 of the prospectus, the final sentence on the second paragraph is deleted and replaced by the following:

     Currently, we receive service fees at annual rates ranging from .10% to .30% of the aggregate net asset value of the shares of some of the Portfolios held by the Investment Divisions.

15.  INTEREST CREDITING

On page 22 of the prospectus, under the caption "Interest Crediting", the final sentence of the first paragraph and the table are deleted.

16.  PREMIUMS

     A. On page 24 of the prospectus, under the caption "Premiums", the second sentence of the second paragraph is deleted and replaced by the following:

     If an unplanned premium payment would result in an increase in the death benefit greater than the increase in the Alternative Cash Surrender Value, we reserve the right to require proof of insurability before accepting that payment and applying it to the policy.

     B. On page 24 of the prospectus, under the caption "Premiums", the second sentence of the third paragraph is deleted and replaced by the following:

     Paying planned premiums, however, does not guarantee coverage for any period of time.

17.  TERMINATION

     A. On page 24 of the prospectus, under the caption "Termination", the first sentence of the first paragraph is deleted and replaced by the following:

     If, on a Monthly Deduction Day, the Cash Surrender Value less any Policy Debt is less than the amount of the charges to be deducted for the next policy month, the policy will go into default status.

     B. On page 24 of the prospectus, under the caption "Termination", the first and second sentences of the third paragraph are deleted.

18.  DEATH BENEFIT

     A. On page 25 of the prospectus, under the caption "Death Benefit Under the Policy", all references to "Cash Value" and "Cash Surrender Value" are replaced with references to "Alternative Cash Surrender Value".

     B. On page 25 of the prospectus, the caption and the disclosure under the caption "The Guaranteed Minimum Death Benefit" are deleted.

19.  SELECTION OF LIFE INSURANCE BENEFIT TABLE

     A. On page 25 of the prospectus, under the caption "Selection of Life Insurance Benefit Table", the first sentence of the first paragraph is deleted and replaced by the following:

     Under any of the Life Insurance Benefit Options, the death benefit cannot be less than the policy's Alternative Cash Surrender Value times a percentage determined from the appropriate Internal Revenue Code Section 7702 table.

     B. On page 26 of the prospectus, under the caption "Selection of Life Insurance Benefit Table", the first sentence of the final paragraph is deleted and replaced by the following:

     Also, because the percentages used for a corridor test under the guideline premium test are lower than under the cash value accumulation test, a guideline premium/cash value corridor policy must attain a higher level of Alternative Cash Surrender Value before the relevant Internal Revenue Code table will result in an automatic death benefit increase.

20.  THE EFFECT OF INVESTMENT ON PERFORMANCE ON THE DEATH BENEFIT

     A. On page 26 of the prospectus, under the caption "The Effect of Investment on Performance on the Death Benefit", the table concerning Example 1 is deleted and replaced by the following:

                                                                   POLICY A   POLICY B
                                                                   --------   --------
(1)  Face Amount.................................................  $100,000   $100,000
(2)  Alternative Cash Surrender Value on Date of Death...........  $ 50,000   $ 40,000
(3)  Percentage on Date of Death from Corridor Table.............      215%       215%
(4)  Alternative Cash Surrender Value multiplied by                $107,500   $ 86,000
     Percentage from Corridor Table..............................
(5)  Death Benefit = Greater of (1) and (4)......................  $107,500   $100,000

     B. On page 26 of the prospectus, under the caption "The Effect of Investment on Performance on the Death Benefit", the table concerning Example 2 is deleted and replaced by the following:

                                                                   POLICY A   POLICY B
                                                                   --------   --------
(1)  Face Amount.................................................  $100,000   $100,000
(2)  Alternative Cash Surrender Value on Date of Death...........  $ 50,000   $ 30,000
(3)  Percentage on Date of Death from CVAT Table.................      288%       288%
(4)  Alternative Cash Surrender Value multiplied by                $144,000   $ 86,400
     Percentage from CVAT Table..................................
(5)  Death Benefit = Greater of (1) and (4)......................  $144,000   $100,000

21.  FACE AMOUNT CHANGES

On page 26 of the prospectus, under the caption "Face Amount Changes", the final sentence of the first paragraph is deleted and replaced by the following:

     An increase or decrease in Face amount will cause a corresponding change in the Target Premium.

22.  LIFE INSURANCE BENEFIT OPTION CHANGES

On page 27 of the prospectus, under the caption "Life Insurance Benefit Option Changes", all references to "Cash Value" are replaced with references to "Alternative Cash Surrender Value".

23.  CASH VALUE, CASH SURRENDER VALUE AND ALTERNATIVE CASH SURRENDER VALUE

On page 27 of the prospectus, the caption and the disclosure under the caption "Cash Value and Cash Surrender Value" is deleted and replaced by the following:

     CASH VALUE, CASH SURRENDER VALUE AND ALTERNATIVE CASH SURRENDER VALUE

     CASH VALUE

     After the free look period, the Cash Value of the policy is the sum of the Accumulation Value in the Separate Account, the value in the Fixed Account and the Value in the Loan Account.

     CASH SURRENDER VALUE

     The Cash Surrender Value equals the Cash Value.

     ALTERNATIVE CASH SURRENDER VALUE

     The Alternative Cash Surrender Value is equal to the Cash Value of the policy plus the Deferred Premium Load Account. The Alternative Cash Surrender Value is not available to support Monthly Deduction Charges or for purposes of a loan or partial withdrawal.

     You can apply to receive the Alternative Cash Surrender Value (ACSV) if every policy owned by you and which is a part of this policy series is surrendered at the same time, and no partial withdrawal or loan has been taken from this policy. If these conditions are met, you will receive the ACSV provided the policy has not been assigned and the Owner has not changed, unless that change was (1) the result of a merger or acquisition and the Successor Owner was your wholly owned subsidiary on the date ownership changed, or (2) to a Trust established by the Owner for the purposes of providing employee benefits. The reference to "policy series" means all policies you own. If the policyowner surrenders any one or more of the policies in the policy series for any reason, the policyowner will receive the Cash Surrender Value of those policies. The remaining policies will be considered to be the new policy series.

     You can apply to receive the full Cash Surrender Value, or, if applicable, the ACSV, less any policy debt, while the Insured is alive and this policy is in effect. The Cash Surrender Value or ACSV will be calculated as of the date on which we receive your signed request in a form acceptable to us at our Service Office, unless a later effective date is selected. All insurance will end on the date we receive your request for a full cash surrender at our Service Office.

24.  PARTIAL WITHDRAWALS

On pages 29 and 30 of the prospectus, under the caption "Partial Withdrawals", all references to "Cash Surrender Value" are replaced with references to "Alternative Cash Surrender Value".

25.  INTEREST ON VALUE IN LOAN ACCOUNT

On page 30 of the prospectus, under the caption "Interest on Value in Loan Account", the fourth sentence is deleted and replaced by the following:

     Currently, the amount in the Loan Account is credited with interest at a rate that is 1% less than the effective annual loan interest rate during the first 10 Policy Years, and we currently expect to credit 0.5% less than the effective annual loan interest rate in Policy Years 11 through 15, and 0.25% less than the effective annual loan interest rate in subsequent Policy Years.

26.  DIRECTORS AND PRINCIPAL OFFICERS OF NYLIAC

     A. On page 33 of the prospectus, under the caption "Directors and Principal Officers of NYLIAC", all references to Howard I. Atkins are deleted.

     B. On page 33 of the prospectus, under the caption "Directors and Principal Officers of NYLIAC", the description of George G. Trapp's positions during the last five years is deleted and replaced by the following:

     George J. Trapp..... Executive Vice President and Secretary of New York
                          Life from June 1995 to date, Corporate Secretary from November 1995 to date. Member of the Executive Management Committee of New York Life from 1994 to date.

     C. On page 33 of the prospectus, under the caption "Directors and Principal Officers of NYLIAC", the description of Phillip J. Hildebrand's positions during the last five years is deleted and replaced by the following:

     Phillip J.
Hildebrand..................  Executive Vice President and Chief Distribution
                              Officer of New York Life from August 2001 to date, Executive Vice President since March 1999, Senior Vice President in charge of the Agency Department from 1996 to March 1999. Executive Vice President of NYLIAC from June 1999 to date; prior thereto, Senior Vice President from January 1997. Managing Partner of Dallas General Office of New York Life from 1994 to 1996.

     D. On page 33 of the prospectus, under the caption "Directors and Principal Officers of NYLIAC", Theodore A. Mathas is added to the list of directors as follows:

     Theodore A. Mathas.....  Senior Vice President and Chief Operating Officer
                              for Life & Annuity of New York Life from March 2001 to date; Senior Vice President and Chief Operating Officer of the Agency Department from August 1999 to March 2001; Senior Vice President since September 1998; prior thereto, President of NYLIFE Securities Inc. from August 1997 to August 1999 (director from June 1998 to date) and President and CEO of Eagle Strategies Corp. from September 1996 to August 1999 (director from August 1997 to date); Director of NYLIAC since August 2001.

     E. On page 33 of the prospectus, under the caption "Directors and Principal Officers of NYLIAC", the description of Frank M. Boccio's positions during the last five years is deleted and replaced by the following:

     Frank M. Boccio........  Senior Vice President in charge of Individual
                              Policy Services Department of New York Life from July 1995 to date, Senior Vice President of NYLIAC from August 2001 to date.

     F. On page 33 of the prospectus, under the caption "Directors and Principal Officers of NYLIAC", the description of Solomon Goldfinger's positions during the last five years is deleted and replaced by the following:

     Solomon Goldfinger.....  Senior Vice President, Chief Financial Officer and
                              Chief of Staff -- Life and Annuity in charge of the Financial Management Department of New York Life from July 1995 to date. Senior Vice President and Chief Financial Officer of NYLIAC from September 2001 to date; Senior Vice President since April 1992.

     G. On page 34 of the prospectus, under the caption "Directors and Principal Officers of NYLIAC", the description of Stephen N. Steinig's positions during the last five years is deleted and replaced by the following:

     Stephen N. Steinig.....  Senior Vice President and Actuary of New York Life
                              from September 2001 to date, Senior Vice President and Chief Actuary from February 1994 to September 2001; Chief Actuary and Controller prior thereto. Senior Vice President and Chief Actuary of NYLIAC from October 1989 to date.

     H. On page 34 of the prospectus, under the caption "Directors and Principal Officers of NYLIAC", the description of Joel M. Steinberg's positions during the last five years is deleted and replaced by the following:

     Joel M. Steinberg......  Senior Vice President and Chief Actuary of New
                              York Life from September 2001 to date, Vice
                              President and Actuary from March 1998 to September 2001; Corporate Vice President and Actuary from March 1996 to March 1998; Actuary prior thereto. Vice President and Actuary of NYLIAC from May 1998 to date.

27.  STATUS OF POLICY AFTER INSURED IS AGE 100

On page 36 of the prospectus, under the caption "Status of Policy After Insured is Age 100", the second sentence of the paragraph is deleted and replaced by the following:

     Instead, the death benefit under the policy will equal the Alternative Cash Surrender Value.

28.  ADDITIONAL BENEFITS AVAILABLE BY RIDER

On page 39 of the prospectus, under the caption "Additional Benefits Available by Rider", the fifth sentence of the paragraph is deleted.

29.  SUPPLEMENTARY TERM RIDER

On page 39 of the prospectus, under the caption "Supplementary Rider", the reference to "Cash Value" in Option 2 is replaced with a reference to "Alternative Cash Surrender Value".

30.  ADDITIONAL INFORMATION

On page 40 of the prospectus, the disclosure under the caption "Term Rider vs. Base Policy Coverage" is deleted and replaced by the following:

     You should consider a number of factors when deciding whether to purchase death benefit coverage under the base policy only or in combination with the STR or LTR. There can be some important cost differences.

     Sales Expense Charges: If you compare a policy with a term rider to one that provides the same initial death benefit without a term rider, the policy with the rider will have a lower Target Premium and sales expense charges may be lower. This is because sales expense charges are based on the amount of the Target Premium. Generally, if you plan to fund the policy at certain higher levels, your sales expense charges will be lower if you choose the term rider. The higher the premium you pay, the greater the potential cost savings and positive impact on Cash Value growth with a term rider. See "Section III: DEDUCTIONS FROM PREMIUMS -- Current Sales Expense Charge" for a discussion of how sales expense charges are calculated.

     Generally, if lowering up front sales expense costs is important to you or if you plan to fund the policy at certain levels, you should consider including coverage under one of the term riders since this can help lower your initial costs and enhance overall policy performance.

     Cost of Insurance Charges: The current and expected to be charged cost of insurance rates are different under base policy coverage than under the term rider. These rates are lower for death benefit coverage provided under the term rider than coverage under the base policy for the first six policy years. Beginning in year seven, the cost of insurance rates under the term rider are higher than the cost of insurance charges under the base policy. This can impact your policy in different ways depending on how much premium you fund the policy with and also on the policy's actual investment performance.

     If, during the life of the policy, your Cash Value is at a low level either because your overall funding has been low or your actual investment experience has been poor, the negative impact of the higher cost of insurance charges on the Cash Value will be greater. Therefore, the lower the premiums paid and/or the worse the actual investment experience, the greater possibility that a policy with the term rider will not perform as well as a policy with base coverage only.

     You should review several illustrations with various combinations of base policy and term rider coverage using a variety of interest crediting rates. Your choice as to how much term coverage you should elect should be based on your individual plans with respect to premium amounts, level of risk tolerance, and the length of time you plan to hold the policy. Please ask your agent to review your various options.

31.  SALES AND OTHER AGREEMENTS

On pages 43 and 44 of the prospectus, under the caption "Sales and Other Agreements", the second paragraph is deleted and replaced by the following:

     The commissions paid to registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors during the policy's first year will not exceed 23% of the premiums paid up to a policy's target premium plus 4% of premiums paid in excess of such amount. Commissions paid during Policy Years two through four will not exceed 12.5% of the policy's target premium plus 4% of premiums paid in excess of such amount. Commissions paid during Policy Years five through seven will not exceed 5% of the policy's target premium plus 1.5% of premiums paid in excess of such amount. Commissions paid during Policy Years eight through ten will not exceed 1.5% of the policy's target premium plus 1.5% of premiums paid in excess of such amount. There are no commissions paid in Policy Years eleven and beyond. Apart from commissions, registered representatives may receive compensation for policy administration services which they provide pursuant to the terms of a service agreement.

32.  FINANCIAL STATEMENTS

     On page 44 of the prospectus, under the caption "Financial Statements", the first and second paragraphs are deleted and replaced by the following paragraphs:

     The prospectus which accompanies this Supplement contains the audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 2000, 1999 and 1998. The most current financial statements of NYLIAC are those as of the end of 2000. NYLIAC does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policyholders that may result from preparing and delivering more current interim financial statements, though unaudited, does not justify the additional cost that would be incurred. In addition, NYLIAC represents that there have been no material adverse changes in the financial condition or operations of NYLIAC between the end of 2000 and the date of this Supplement. You should consider the financial statements of NYLIAC as bearing only upon the ability of NYLIAC to meet its obligations under the policy.

     We have included in this Supplement the unaudited financial statements of the Separate Account for the period ended June 30, 2001.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                      (This page intentionally left blank)

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001
(Unaudited)

                                       MAINSTAY VP      MAINSTAY VP
                                         CAPITAL            CASH         MAINSTAY VP      MAINSTAY VP
                                       APPRECIATION      MANAGEMENT      CONVERTIBLE       GOVERNMENT
                                      -----------------------------------------------------------------
ASSETS:
  Investment at net asset value.....   $ 27,788,886     $    141,899     $         --     $    479,378

LIABILITIES:
  Liability to New York Life
    Insurance and Annuity
    Corporation for mortality and
    expense risk charges............         51,647              168               --              119
                                       ------------     ------------     ------------     ------------
      Total equity..................   $ 27,737,239     $    141,731     $         --     $    479,259
                                       ============     ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners............   $ 27,737,239     $    141,731     $         --     $    479,259
                                       ============     ============     ============     ============
    Variable accumulation unit
      value.........................   $      10.91     $       1.16     $         --     $      11.86
                                       ============     ============     ============     ============
Identified Cost of Investment.......   $ 35,779,898     $    141,899     $         --     $    481,717
                                       ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP
                                         DREYFUS        EAGLE ASSET         ALGER
                                          LARGE          MANAGEMENT        AMERICAN         CALVERT
                                         COMPANY           GROWTH           SMALL            SOCIAL
                                          VALUE            EQUITY       CAPITALIZATION      BALANCED
                                      -----------------------------------------------------------------
ASSETS:
  Investment at net asset value.....   $    337,354     $    258,184     $     90,890     $     19,350

LIABILITIES:
  Liability to New York Life
    Insurance and Annuity
    Corporation for mortality and
    expense risk charges............            610              480              167               35
                                       ------------     ------------     ------------     ------------
      Total equity..................   $    336,744     $    257,704     $     90,723     $     19,315
                                       ============     ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners............   $    336,744     $    257,704     $     90,723     $     19,315
                                       ============     ============     ============     ============
    Variable accumulation unit
      value.........................   $      10.88     $       7.10     $       8.67     $      11.13
                                       ============     ============     ============     ============
Identified Cost of Investment.......   $    344,155     $    343,506     $    116,220     $     22,452
                                       ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP      MAINSTAY VP
      HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH          INDEXED
    CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY           EQUITY
    --------------------------------------------------------------------------------------------------------------------
     $    533,558     $ 13,938,561     $    731,658     $        834     $  2,401,152     $ 34,720,506     $104,200,762

              209           26,643            1,328                2            1,256           66,287          198,318
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    533,349     $ 13,911,918     $    730,330     $        832     $  2,399,896     $ 34,654,219     $104,002,444
     ============     ============     ============     ============     ============     ============     ============
     $    533,349     $ 13,911,918     $    730,330     $        832     $  2,399,896     $ 34,654,219     $104,002,444
     ============     ============     ============     ============     ============     ============     ============
     $      10.42     $       9.62     $       8.94     $      10.01     $      11.80     $      12.04     $      11.26
     ============     ============     ============     ============     ============     ============     ============
     $    547,128     $ 16,853,521     $    877,605     $        743     $  2,413,219     $ 41,537,425     $116,179,841
     ============     ============     ============     ============     ============     ============     ============

                                                                        MORGAN STANLEY
                                                        JANUS ASPEN          UIF
       FIDELITY         FIDELITY       JANUS ASPEN         SERIES          EMERGING
         VIP              VIP             SERIES         WORLDWIDE         MARKETS       T. ROWE PRICE
    CONTRAFUND(R)    EQUITY-INCOME       BALANCED          GROWTH           EQUITY       EQUITY INCOME
    ---------------------------------------------------------------------------------------------------
     $    326,120     $    987,923     $ 10,481,694     $    309,045     $     16,515     $    204,740

              587            2,997           16,660              570               11              377
     ------------     ------------     ------------     ------------     ------------     ------------
     $    325,533     $    984,926     $ 10,465,034     $    308,475     $     16,504     $    204,363
     ============     ============     ============     ============     ============     ============
     $    325,533     $    984,926     $ 10,465,034     $    308,475     $     16,504     $    204,363
     ============     ============     ============     ============     ============     ============
     $      12.07     $      11.10     $      14.10     $      12.79     $       8.04     $      11.67
     ============     ============     ============     ============     ============     ============
     $    380,576     $    965,098     $ 10,076,974     $    404,943     $     17,411     $    197,544
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                     MAINSTAY VP                                     MAINSTAY VP
                                                CAPITAL APPRECIATION                               CASH MANAGEMENT
                                    ---------------------------------------------   ---------------------------------------------
                                       2001             2000             1999          2001             2000             1999
                                    ---------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................  $        --      $        --      $        --   $     2,056      $     4,176      $     2,695
  Mortality and expense risk
    charges.......................     (103,101)        (266,832)        (172,109)         (289)            (493)            (392)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net investment income
        (loss)....................     (103,101)        (266,832)        (172,109)        1,767            3,683            2,303
                                    -----------      -----------      -----------   -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
    investments...................      361,941          793,977          391,958         2,335            3,737            3,325
  Cost of investments sold........     (430,199)        (736,532)        (319,280)       (2,335)          (3,737)          (3,325)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net realized gain (loss) on
        investments...............      (68,258)          57,445           72,678            --               --               --
  Realized gain distribution
    received......................           --        2,492,571        1,406,017            --               --               --
  Change in unrealized
    appreciation (depreciation)
    on investments................   (5,678,344)      (6,613,986)       4,253,400            --               --               --
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net gain (loss) on
        investments...............   (5,746,602)      (4,063,970)       5,732,095            --               --               --
                                    -----------      -----------      -----------   -----------      -----------      -----------
        Net increase (decrease) in
          total equity resulting
          from operations.........  $(5,849,703)     $(4,330,802)     $ 5,559,986   $     1,767      $     3,683      $     2,303
                                    ===========      ===========      ===========   ===========      ===========      ===========

                                                     MAINSTAY VP                                     MAINSTAY VP
                                                INTERNATIONAL EQUITY                                TOTAL RETURN
                                    ---------------------------------------------   ---------------------------------------------
                                       2001             2000             1999          2001             2000            1999(B)
                                    ---------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................  $   118,412      $   117,130      $    67,803   $       111      $    11,186      $     4,687
  Mortality and expense risk
    charges.......................      (52,546)        (125,681)         (88,960)       (2,404)          (3,793)            (206)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net investment income
        (loss)....................       65,866           (8,551)         (21,157)       (2,293)           7,393            4,481
                                    -----------      -----------      -----------   -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
    investments...................      731,732          383,949          221,451        15,671           28,415            1,945
  Cost of investments sold........     (866,316)        (343,452)        (202,843)      (19,312)         (29,113)          (1,982)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net realized gain (loss) on
        investments...............     (134,584)          40,497           18,608        (3,641)            (698)             (37)
  Realized gain distribution
    received......................       43,972          937,980          411,627         1,065           46,019            7,214
  Change in unrealized
    appreciation (depreciation)
    on investments................   (2,075,282)      (4,758,034)       3,903,987       (69,325)         (75,606)          (1,015)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net gain (loss) on
        investments...............   (2,165,894)      (3,779,557)       4,334,222       (71,901)         (30,285)           6,162
                                    -----------      -----------      -----------   -----------      -----------      -----------
        Net increase (decrease) in
          total equity resulting
          from operations.........  $(2,100,028)     $(3,788,108)     $ 4,313,065   $   (74,194)     $   (22,892)     $    10,643
                                    ===========      ===========      ===========   ===========      ===========      ===========

(a) For the period July 1999 (Commencement of Investments) through December 1999.
(b) For the period November 1999 (Commencement of Investments) through December 1999.
(c) For the period January 2000 (Commencement of Investments) through December 2000.
(d) For the period March 2000 (Commencement of Investments) through December 2000.
(e) For the period November 2000 (Commencement of Investments) through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                      MAINSTAY VP
                  MAINSTAY VP                               MAINSTAY VP                               HIGH YIELD
                  CONVERTIBLE                               GOVERNMENT                              CORPORATE BOND
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001         2000(e)        1999          2001          2000          1999          2001          2000          1999
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $        74   $        --   $         6   $     1,069   $       729   $        60   $    10,501   $    14,109
             (1)           (3)           --          (152)         (113)          (85)         (344)         (846)         (334)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             (1)           71            --          (146)          956           644          (284)        9,655        13,775
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
          2,055           956            --           866         1,513         1,313        30,888       115,781         5,751
         (2,318)       (1,045)           --          (838)       (1,502)       (1,290)      (35,863)     (132,327)       (5,796)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (263)          (89)           --            28            11            23        (4,975)      (16,546)          (45)
             --            61            --            --            --            --            --             5         2,440
            281          (282)           --        (2,321)          833          (931)        2,565        (2,743)      (12,839)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             18          (310)           --        (2,293)          844          (908)       (2,410)      (19,284)      (10,444)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $        17   $      (239)  $        --   $    (2,439)  $     1,800   $      (264)  $    (2,694)  $    (9,629)  $     3,331
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                  MAINSTAY VP                               MAINSTAY VP                               MAINSTAY VP
                     VALUE                                     BOND                                  GROWTH EQUITY
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001          2000          1999          2001          2000          1999          2001          2000          1999
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $        12   $       868   $       167   $    31,906   $    22,577   $        --   $   226,021   $   213,860
             (4)          (59)         (434)       (2,130)       (3,080)       (2,417)     (126,888)     (290,150)     (178,385)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             (4)          (47)          434        (1,963)       28,826        20,160      (126,888)      (64,129)       35,475
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            166        61,659         2,311        10,047        14,663        13,568     2,015,849       959,323       442,575
           (151)      (67,964)       (2,187)      (10,473)      (15,533)      (13,870)   (2,418,909)     (848,499)     (393,827)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             15        (6,305)          124          (426)         (870)         (302)     (403,060)      110,824        48,748
              2            30            --            --            --            33            --     3,611,754     3,588,900
             (5)       (1,821)        1,915        10,998        13,763       (26,901)   (4,129,065)   (5,297,014)    2,604,396
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             12        (8,096)        2,039        10,572        12,893       (27,170)   (4,532,125)   (1,574,436)    6,242,044
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $         8   $    (8,143)  $     2,473   $     8,609   $    41,719   $    (7,010)  $(4,659,013)  $(1,638,565)  $ 6,277,519
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                         MAINSTAY VP                                  MAINSTAY VP
                                                        INDEXED EQUITY                        DREYFUS LARGE COMPANY VALUE
                                          ------------------------------------------   ------------------------------------------
                                              2001           2000           1999           2001         2000(d)          1999
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $         --   $  1,101,066   $  1,143,199   $         --   $      2,107   $         --
  Mortality and expense risk charges....      (372,764)      (858,106)      (596,406)        (1,149)        (1,540)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (372,764)       242,960        546,793         (1,149)           567             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     2,814,532      2,581,459      1,383,257          7,446        124,454             --
  Cost of investments sold..............    (3,107,142)    (2,450,763)    (1,194,347)        (7,052)      (114,710)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................      (292,610)       130,696        188,910            394          9,744             --
  Realized gain distribution received...        32,846      2,128,739      1,816,656          5,197          5,261             --
  Change in unrealized appreciation
    (depreciation) on investments.......    (7,533,244)   (15,022,320)    10,506,330        (15,902)         9,101             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....    (7,793,008)   (12,762,885)    12,511,896        (10,311)        24,106             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in total
          equity resulting from
          operations....................  $ (8,165,772)  $(12,519,925)  $ 13,058,689   $    (11,460)  $     24,673   $         --
                                          ============   ============   ============   ============   ============   ============

                                                         FIDELITY VIP                                 FIDELITY VIP
                                                        CONTRAFUND(R)                                EQUITY-INCOME
                                          ------------------------------------------   ------------------------------------------
                                              2001           2000           1999           2001           2000           1999
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $      2,671   $        292   $         95   $     22,239   $     14,806   $      5,735
  Mortality and expense risk charges....        (1,140)        (2,122)          (246)        (5,410)        (8,853)        (5,667)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......         1,531         (1,830)          (151)        16,829          5,953             68
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        20,798        157,929          4,562        778,614        115,117         57,842
  Cost of investments sold..............       (22,826)      (163,492)        (3,703)      (791,131)      (119,861)       (57,435)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................        (2,028)        (5,563)           859        (12,517)        (4,744)           407
  Realized gain distribution received...         9,428         10,595            696         62,481         55,781         12,677
  Change in unrealized appreciation
    (depreciation) on investments.......       (45,671)       (21,313)         9,974        (93,897)        71,557         46,820
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....       (38,271)       (16,281)        11,529        (43,933)       122,594         59,904
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in total
          equity resulting from
          operations....................  $    (36,740)  $    (18,111)  $     11,378   $    (27,104)  $    128,547   $     59,972
                                          ============   ============   ============   ============   ============   ============

(a) For the period July 1999 (Commencement of Investments) through December 1999.
(b) For the period November 1999 (Commencement of Investments) through December 1999.
(c) For the period January 2000 (Commencement of Investments) through December 2000.
(d) For the period March 2000 (Commencement of Investments) through December 2000.
(e) For the period November 2000 (Commencement of Investments) through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                  MAINSTAY VP
                  EAGLE ASSET                             ALGER AMERICAN                                CALVERT
           MANAGEMENT GROWTH EQUITY                    SMALL CAPITALIZATION                         SOCIAL BALANCED
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001         2000(d)        1999          2001          2000          1999          2001          2000          1999
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $        --   $        --   $        44   $        --   $        --   $        --   $       694   $     1,575
           (896)       (1,537)           --          (287)       (1,040)         (162)          (86)         (558)         (114)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (896)       (1,537)           --          (243)       (1,040)         (162)          (86)          136         1,461
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
          7,594       119,502            --        18,050        52,723         4,505        20,701        55,038         3,830
         (9,823)     (127,244)           --       (49,667)      (99,810)       (3,930)      (23,277)      (57,843)       (3,672)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         (2,229)       (7,742)           --       (31,617)      (47,087)          575        (2,576)       (2,805)          158
             --        32,092            --            --        55,354           932            --         1,224         5,394
        (27,375)      (57,948)           --        16,682       (61,609)       19,023         2,058        (2,653)       (2,502)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (29,604)      (33,598)           --       (14,935)      (53,342)       20,530          (518)       (4,234)        3,050
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $   (30,500)  $   (35,135)  $        --   $   (15,178)  $   (54,382)  $    20,368   $      (604)  $    (4,098)  $     4,511
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                  JANUS ASPEN                               JANUS ASPEN                           MORGAN STANLEY UIF
                SERIES BALANCED                       SERIES WORLDWIDE GROWTH                   EMERGING MARKETS EQUITY
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001          2000          1999          2001          2000          1999          2001          2000         1999(a)
    ---------------------------------------------------------------------------------------------------------------------------
    $   133,925   $   242,823   $   160,050   $       676   $     1,169   $        65   $        --   $        --   $        --
        (31,836)      (62,365)      (46,529)         (997)       (1,543)         (190)          (25)         (210)          (42)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        102,089       180,458       113,521          (321)         (374)         (125)          (25)         (210)          (42)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        134,300       373,515       231,425         9,182        75,502         1,217         6,168        15,676         1,392
       (111,235)     (284,436)     (185,276)      (13,971)      (68,951)       (1,101)       (9,667)      (20,837)       (1,290)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         23,065        89,079        46,149        (4,789)        6,551           116        (3,499)       (5,161)          102
             --       763,919            --            --        21,352            --            --         3,940            --
       (474,539)   (1,335,416)    1,433,564       (32,485)      (79,916)       16,496         3,922       (13,494)        8,678
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (451,474)     (482,418)    1,479,713       (37,274)      (52,013)       16,612           423       (14,715)        8,780
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $  (349,385)  $  (301,960)  $ 1,593,234   $   (37,595)  $   (52,387)  $    16,487   $       398   $   (14,925)  $     8,738
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)


                                                                     T. ROWE PRICE EQUITY INCOME
                                                              ------------------------------------------
                                                                  2001         2000(c)          1999
                                                              ------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $      1,463   $      1,494   $         --
  Mortality and expense risk charges........................          (615)          (458)            --
                                                              ------------   ------------   ------------
      Net investment income (loss)..........................           848          1,036             --
                                                              ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        19,575         54,673             --
  Cost of investments sold..................................       (16,449)       (51,598)            --
                                                              ------------   ------------   ------------
      Net realized gain (loss) on investments...............         3,126          3,075             --
  Realized gain distribution received.......................         1,686          4,673             --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (1,077)         8,273             --
                                                              ------------   ------------   ------------
      Net gain (loss) on investments........................         3,735         16,021             --
                                                              ------------   ------------   ------------
        Net increase (decrease) in total equity resulting
          from operations...................................  $      4,583   $     17,057   $         --
                                                              ============   ============   ============

(a) For the period July 1999 (Commencement of Investments) through December 1999.
(b) For the period November 1999 (Commencement of Investments) through December 1999.
(c) For the period January 2000 (Commencement of Investments) through December 2000.
(d) For the period March 2000 (Commencement of Investments) through December 2000.
(e) For the period November 2000 (Commencement of Investments) through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                                                MAINSTAY VP
                                                                            CAPITAL APPRECIATION
                                                              ------------------------------------------------
                                                                  2001              2000              1999
                                                              ------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
 Operations:
   Net investment income (loss).............................  $   (103,101)     $   (266,832)     $   (172,109)
   Net realized gain (loss) on investments..................       (68,258)           57,445            72,678
   Realized gain distribution received......................            --         2,492,571         1,406,017
   Change in unrealized appreciation (depreciation) on
     investments............................................    (5,678,344)       (6,613,986)        4,253,400
                                                              ------------      ------------      ------------
     Net increase (decrease) in total equity
       resulting from operations............................    (5,849,703)       (4,330,802)        5,559,986
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Policyowners' premium payments...........................        86,586           200,246           111,544
   Cost of insurance........................................      (220,129)         (408,724)         (280,644)
   Policyowners' surrenders.................................        (3,945)               --                --
   Net transfers from (to) Fixed Account....................        18,275               814        32,649,991
   Transfers between Investment Divisions...................            --           (43,118)               --
   Policyowners' death benefits.............................       (35,673)          (76,225)               --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................      (154,886)         (327,007)       32,480,891
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         3,866            12,807            (8,056)
                                                              ------------      ------------      ------------
       Increase (decrease) in total equity..................    (6,000,723)       (4,645,002)       38,032,821
TOTAL EQUITY:
   Beginning of period......................................    33,737,962        38,382,964           350,143
                                                              ------------      ------------      ------------
   End of period............................................  $ 27,737,239      $ 33,737,962      $ 38,382,964
                                                              ============      ============      ============

                                                                                MAINSTAY VP
                                                                                 HIGH YIELD
                                                                               CORPORATE BOND
                                                              ------------------------------------------------
                                                                  2001              2000              1999
                                                              ------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
 Operations:
   Net investment income (loss).............................  $       (284)     $      9,655      $     13,775
   Net realized gain (loss) on investments..................        (4,975)          (16,546)              (45)
   Realized gain distribution received......................            --                 5             2,440
   Change in unrealized appreciation (depreciation) on
     investments............................................         2,565            (2,743)          (12,839)
                                                              ------------      ------------      ------------
     Net increase (decrease) in total equity resulting from
       operations...........................................        (2,694)           (9,629)            3,331
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Policyowners' premium payments...........................        25,023            62,556            54,602
   Cost of insurance........................................        (5,915)          (10,133)           (2,057)
   Policyowners' surrenders.................................            --            (2,928)               --
   Net transfers from (to) Fixed Account....................       (24,650)          (53,796)           66,090
   Transfers between Investment Divisions...................       463,582           (34,753)               --
   Policyowners' death benefits.............................            --                --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................       458,040           (39,054)          118,635
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................            (6)               12                (3)
                                                              ------------      ------------      ------------
       Increase (decrease) in total equity..................       455,340           (48,671)          121,963
TOTAL EQUITY:
   Beginning of period......................................        78,009           126,680             4,717
                                                              ------------      ------------      ------------
   End of period............................................  $    533,349      $     78,009      $    126,680
                                                              ============      ============      ============

(a) For the period July 1999 (Commencement of Investments) through December 1999.
(b) For the period November 1999 (Commencement of Investments) through December 1999.
(c) For the period January 2000 (Commencement of Investments) through December 2000.
(d) For the period March 2000 (Commencement of Investments) through December 2000.
(e) For the period November 2000 (Commencement of Investments) through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                   MAINSTAY VP                                  MAINSTAY VP                           MAINSTAY VP
                 CASH MANAGEMENT                                CONVERTIBLE                           GOVERNMENT
    ------------------------------------------   ------------------------------------------   ---------------------------
        2001           2000           1999           2001         2000(e)          1999           2001           2000
    ---------------------------------------------------------------------------------------------------------------------
    $      1,767   $      3,683   $      2,303   $         (1)  $         71   $         --   $       (146)  $        956
              --             --             --           (263)           (89)            --             28             11
              --             --             --             --             61             --             --             --
              --             --             --            281           (282)            --         (2,321)           833
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,767          3,683          2,303             17           (239)            --         (2,439)         1,800
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --         14,600         14,854             --             --             --            469          4,164
          (2,238)        (3,266)        (2,954)        (1,801)          (955)            --           (801)        (1,406)
              --             --             --           (250)            --             --             --             --
          65,248             --             --             --          3,228             --              2             --
              --             --             --             --             --             --        463,582             --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          63,010         11,334         11,900         (2,051)         2,273             --        463,252          2,758
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (3)            (6)            (3)            --             --             --              1             (3)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          64,774         15,011         14,200         (2,034)         2,034             --        460,814          4,555
          76,957         61,946         47,746          2,034             --             --         18,445         13,890
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    141,731   $     76,957   $     61,946   $         --   $      2,034   $         --   $    479,259   $     18,445
    ============   ============   ============   ============   ============   ============   ============   ============

     MAINSTAY VP
      GOVERNMENT
     ------------
         1999
     ------------
     $        644
               23
               --
             (931)
     ------------
             (264)
     ------------
            5,697
           (1,237)
               --
               94
               --
               --
     ------------
            4,554
     ------------
               --
     ------------
            4,290
            9,600
     ------------
     $     13,890
     ============

                   MAINSTAY VP                                  MAINSTAY VP                           MAINSTAY VP
               INTERNATIONAL EQUITY                             TOTAL RETURN                             VALUE
    ------------------------------------------   ------------------------------------------   ---------------------------
        2001           2000           1999           2001           2000         1999(b)          2001           2000
    ---------------------------------------------------------------------------------------------------------------------
    $     65,866   $     (8,551)  $    (21,157)  $     (2,293)  $      7,393   $      4,481   $         (4)  $        (47)
        (134,584)        40,497         18,608         (3,641)          (698)           (37)            15         (6,305)
          43,972        937,980        411,627          1,065         46,019          7,214              2             30
      (2,075,282)    (4,758,034)     3,903,987        (69,325)       (75,606)        (1,015)            (5)        (1,821)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,100,028)    (3,788,108)     4,313,065        (74,194)       (22,892)        10,643              8         (8,143)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         207,560        313,209        269,368        290,755        290,757             --             --            504
        (127,126)      (218,960)      (163,674)       (13,741)       (25,358)        (1,945)          (163)          (627)
             (64)          (111)           (57)            --             --             --             --             --
           2,297         13,457     15,307,849             --             --        276,216             --            883
        (532,094)            --             --             --             --             --             --        (61,745)
         (17,638)       (32,592)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (467,065)        75,003     15,413,486        277,014        265,399        274,271           (163)       (60,985)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,687          6,438         (4,902)            33             63             (7)            --              9
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,565,406)    (3,706,667)    19,721,649        202,853        242,570        284,907           (155)       (69,119)
      16,477,324     20,183,991        462,342        527,477        284,907             --            987         70,106
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 13,911,918   $ 16,477,324   $ 20,183,991   $    730,330   $    527,477   $    284,907   $        832   $        987
    ============   ============   ============   ============   ============   ============   ============   ============


     MAINSTAY VP
        VALUE
     ------------
         1999
    -------------
     $        434
              124
               --
            1,915
     ------------
            2,473
     ------------
              499
           (2,025)
               --
           68,897
               --
               --
     ------------
           67,371
     ------------
                5
     ------------
           69,849
              257
     ------------
     $     70,106
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                                                MAINSTAY VP
                                                                                    BOND
                                                              ------------------------------------------------
                                                                  2001              2000              1999
                                                              ------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
 Operations:
   Net investment income (loss).............................  $     (1,963)     $     28,826      $     20,160
   Net realized gain (loss) on investments..................          (426)             (870)             (302)
   Realized gain distribution received......................            --                --                33
   Change in unrealized appreciation (depreciation) on
     investments............................................        10,998            13,763           (26,901)
                                                              ------------      ------------      ------------
     Net increase (decrease) in total equity resulting from
       operations...........................................         8,609            41,719            (7,010)
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Policyowners' premium payments...........................            --            98,523            98,172
   Cost of insurance........................................        (8,256)          (11,762)          (11,291)
   Policyowners' surrenders.................................            --                --                --
   Net transfers from (to) Fixed Account....................             4                --                94
   Transfers between Investment Divisions...................     1,896,472                --                --
   Policyowners' death benefits.............................            --                --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................     1,888,220            86,761            86,975
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (19)              (63)                3
                                                              ------------      ------------      ------------
       Increase (decrease) in total equity..................     1,896,810           128,417            79,968
TOTAL EQUITY:
   Beginning of period......................................       503,086           374,669           294,701
                                                              ------------      ------------      ------------
   End of period............................................  $  2,399,896      $    503,086      $    374,669
                                                              ============      ============      ============

                                                                                MAINSTAY VP
                                                                                EAGLE ASSET
                                                                                 MANAGEMENT
                                                                               GROWTH EQUITY
                                                              ------------------------------------------------
                                                                  2001            2000(d)             1999
                                                              ------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
 Operations:
   Net investment income (loss).............................  $       (896)     $     (1,537)     $         --
   Net realized gain (loss) on investments..................        (2,229)           (7,742)               --
   Realized gain distribution received......................            --            32,092                --
   Change in unrealized appreciation (depreciation) on
     investments............................................       (27,375)          (57,948)               --
                                                              ------------      ------------      ------------
     Net increase (decrease) in total equity resulting from
       operations...........................................       (30,500)          (35,135)               --
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Policyowners' premium payments...........................        30,533           233,685                --
   Cost of insurance........................................        (7,356)           (9,045)               --
   Policyowners' surrenders.................................          (226)               --                --
   Net transfers from (to) Fixed Account....................           474            75,206                --
   Transfers between Investment Divisions...................            --                --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................        23,425           299,846                --
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................             2                66                --
                                                              ------------      ------------      ------------
       Increase (decrease) in total equity..................        (7,073)          264,777                --
TOTAL EQUITY:
   Beginning of period......................................       264,777                --                --
                                                              ------------      ------------      ------------
   End of period............................................  $    257,704      $    264,777      $         --
                                                              ============      ============      ============

(a) For the period July 1999 (Commencement of Investments) through December 1999.
(b) For the period November 1999 (Commencement of Investments) through December 1999.
(c) For the period January 2000 (Commencement of Investments) through December 2000.
(d) For the period March 2000 (Commencement of Investments) through December 2000.
(e) For the period November 2000 (Commencement of Investments) through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                              MAINSTAY VP
                   MAINSTAY VP                                  MAINSTAY VP                   DREYFUS LARGE
                  GROWTH EQUITY                                INDEXED EQUITY                 COMPANY VALUE
    ------------------------------------------   ------------------------------------------   ------------
        2001           2000           1999           2001           2000           1999           2001
    ------------------------------------------------------------------------------------------------------
    $   (126,888)  $    (64,129)  $     35,475   $   (372,764)  $    242,960   $    546,793   $     (1,149)
        (403,060)       110,824         48,748       (292,610)       130,696        188,910            394
              --      3,611,754      3,588,900         32,846      2,128,739      1,816,656          5,197
      (4,129,065)    (5,297,014)     2,604,396     (7,533,244)   (15,022,320)    10,506,330        (15,902)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,659,013)    (1,638,565)     6,277,519     (8,165,772)   (12,519,925)    13,058,689        (11,460)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,562,701      1,582,335        421,611      1,497,986      1,800,941        614,649         32,614
        (327,792)      (580,299)      (327,448)      (849,164)    (1,438,794)      (991,793)        (9,439)
            (162)          (304)          (156)        (4,647)        (2,780)        (4,156)            --
           5,093         23,612     33,527,811         53,443          9,906    111,942,387            474
      (1,515,393)            --             --     (1,458,521)         4,188             --             --
         (40,280)       (77,791)            --       (129,253)      (243,573)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (315,833)       947,553     33,621,818       (890,156)       129,888    111,561,087         23,649
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
           3,245          9,030         (7,352)          (922)        30,721        (13,127)             2
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,971,601)      (681,982)    39,891,985     (9,056,850)   (12,359,316)   124,606,649         12,191
      39,625,820     40,307,802        415,817    113,059,294    125,418,610        811,961        324,553
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 34,654,219   $ 39,625,820   $ 40,307,802   $104,002,444   $113,059,294   $125,418,610   $    336,744
    ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP
           DREYFUS LARGE
           COMPANY VALUE
     ---------------------------
       2000(d)          1999
    ----------------------------
     $        567   $         --
            9,744             --
            5,261             --
            9,101             --
     ------------   ------------
           24,673             --
     ------------   ------------
          236,216             --
           (8,437)            --
               --             --
           72,120             --
               --             --
               --             --
     ------------   ------------
          299,899             --
     ------------   ------------
              (19)            --
     ------------   ------------
          324,553             --
               --             --
     ------------   ------------
     $    324,553   $         --
     ============   ============

                                                                                                FIDELITY
                  ALGER AMERICAN                                  CALVERT                         VIP
               SMALL CAPITALIZATION                           SOCIAL BALANCED                 CONTRAFUND(R)
    ------------------------------------------   ------------------------------------------   ------------
        2001           2000           1999           2001           2000           1999           2001
    ------------------------------------------------------------------------------------------------------
    $       (243)  $     (1,040)  $       (162)  $        (86)  $        136   $      1,461   $      1,531
         (31,617)       (47,087)           575         (2,576)        (2,805)           158         (2,028)
              --         55,354            932             --          1,224          5,394          9,428
          16,682        (61,609)        19,023          2,058         (2,653)        (2,502)       (45,671)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (15,178)       (54,382)        20,368           (604)        (4,098)         4,511        (36,740)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          32,558         62,243         46,659             --         25,977         43,733         30,532
             (32)        (5,002)        (1,502)        (1,746)        (3,113)        (1,059)        (8,473)
              --         (3,286)            --             --         (2,409)            --             --
         (15,476)       (43,929)        24,084        (18,538)       (49,024)        23,860        (11,553)
              --         37,696             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          17,050         47,722         69,241        (20,284)       (28,569)        66,534         10,506
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
              15             94            (18)            (3)            10             (4)            35
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,887         (6,566)        89,591        (20,891)       (32,657)        71,041        (26,199)
          88,836         95,402          5,811         40,206         72,863          1,822        351,732
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     90,723   $     88,836   $     95,402   $     19,315   $     40,206   $     72,863   $    325,533
    ============   ============   ============   ============   ============   ============   ============

              FIDELITY
                 VIP
            CONTRAFUND(R)
     ---------------------------
         2000           1999
    ----------------------------
     $     (1,830)  $       (151)
           (5,563)           859
           10,595            696
          (21,313)         9,974
     ------------   ------------
          (18,111)        11,378
     ------------   ------------
          262,846         40,292
          (12,285)        (2,570)
           (3,092)            --
           39,102         16,099
               --             --
     ------------   ------------
          286,571         53,821
     ------------   ------------
               47            (12)
     ------------   ------------
          268,507         65,187
           83,225         18,038
     ------------   ------------
     $    351,732   $     83,225
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                                                FIDELITY
                                                                                   VIP
                                                                              EQUITY-INCOME
                                                              ---------------------------------------------
                                                                 2001             2000             1999
                                                              ---------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)............................  $    16,829      $     5,953      $        68
    Net realized gain (loss) on investments.................      (12,517)          (4,744)             407
    Realized gain distribution received.....................       62,481           55,781           12,677
    Change in unrealized appreciation (depreciation) on
      investments...........................................      (93,897)          71,557           46,820
                                                              -----------      -----------      -----------
      Net increase (decrease) in total equity
        resulting from operations...........................      (27,104)         128,547           59,972
                                                              -----------      -----------      -----------
  Contributions and (withdrawals):
    Policyowners' premium payments..........................      420,021          451,237          468,746
    Cost of insurance.......................................      (36,212)         (55,904)         (50,454)
    Policyowners' surrenders................................           --           (3,463)            (151)
    Net transfers from (to) Fixed Account...................      (20,136)         (52,164)          24,442
    Transfers between Investment Divisions..................     (708,375)              --               --
                                                              -----------      -----------      -----------
      Net contributions and (withdrawals)...................     (344,702)         339,706          442,583
                                                              -----------      -----------      -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................          (38)             (83)             (44)
                                                              -----------      -----------      -----------
        Increase (decrease) in total equity.................     (371,844)         468,170          502,511
TOTAL EQUITY:
    Beginning of period.....................................    1,356,770          888,600          386,089
                                                              -----------      -----------      -----------
    End of period...........................................  $   984,926      $ 1,356,770      $   888,600
                                                              ===========      ===========      ===========


                                                                              T. ROWE PRICE
                                                                              EQUITY INCOME
                                                              ---------------------------------------------
                                                                 2001            2000(c)           1999
                                                              ---------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)............................  $       848      $     1,036      $        --
    Net realized gain (loss) on investments.................        3,126            3,075               --
    Realized gain distribution received.....................        1,686            4,673               --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       (1,077)           8,273               --
                                                              -----------      -----------      -----------
      Net increase (decrease) in total equity resulting from
        operations..........................................        4,583           17,057               --
                                                              -----------      -----------      -----------
  Contributions and (withdrawals):
    Policyowners' premium payments..........................       89,721          106,510               --
    Cost of insurance.......................................      (18,585)         (25,955)              --
    Policyowners' surrenders................................         (492)            (317)              --
    Net transfers from (to) Fixed Account...................        5,157           26,707               --
                                                              -----------      -----------      -----------
      Net contributions and (withdrawals)...................       75,801          106,945               --
                                                              -----------      -----------      -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (9)             (14)              --
                                                              -----------      -----------      -----------
        Increase (decrease) in total equity.................       80,375          123,988               --
TOTAL EQUITY:
    Beginning of period.....................................      123,988               --               --
                                                              -----------      -----------      -----------
    End of period...........................................  $   204,363      $   123,988      $        --
                                                              ===========      ===========      ===========

(a) For the period July 1999 (Commencement of Investments) through December 1999.
(b) For the period November 1999 (Commencement of Investments) through December 1999.
(c) For the period January 2000 (Commencement of Investments) through December 2000.
(d) For the period March 2000 (Commencement of Investments) through December 2000.
(e) For the period November 2000 (Commencement of Investments) through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                  JANUS ASPEN                               JANUS ASPEN                             MORGAN STANLEY
                    SERIES                                    SERIES                                      UIF
                   BALANCED                              WORLDWIDE GROWTH                       EMERGING MARKETS EQUITY
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001          2000          1999          2001          2000          1999          2001          2000         1999(a)
    ---------------------------------------------------------------------------------------------------------------------------
    $   102,089   $   180,458   $   113,521   $      (321)  $      (374)  $      (125)  $       (25)  $      (210)  $       (42)
         23,065        89,079        46,149        (4,789)        6,551           116        (3,499)       (5,161)          102
             --       763,919            --            --        21,352            --            --         3,940            --
       (474,539)   (1,335,416)    1,433,564       (32,485)      (79,916)       16,496         3,922       (13,494)        8,678
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (349,385)     (301,960)    1,593,234       (37,595)      (52,387)       16,487           398       (14,925)        8,738
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        369,676     1,479,686     1,162,097       103,096       213,628           525            --         8,974        14,982
       (115,360)     (207,121)     (186,764)       (9,183)      (15,683)       (1,088)         (613)       (1,448)         (401)
           (251)         (820)          (97)          (56)         (113)           --            --          (899)           --
          7,819        57,910         7,877         4,713        45,736        34,531         6,205       (13,133)        8,613
      1,390,747        92,146            --            --         5,585            --            --            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,652,631     1,421,801       983,113        98,570       249,153        33,968         5,592        (6,506)       23,194
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            113           936        (2,393)           20            79           (20)           (3)           23            (7)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,303,359     1,120,777     2,573,954        60,995       196,845        50,435         5,987       (21,408)       31,925
      9,161,675     8,040,898     5,466,944       247,480        50,635           200        10,517        31,925            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $10,465,034   $ 9,161,675   $ 8,040,898   $   308,475   $   247,480   $    50,635   $    16,504   $    10,517   $    31,925
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. The CSVUL Separate Account-I policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), and the T. Rowe Price Equity Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  CSVUL Separate Account-I offers the following twenty-two variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"),
T. Rowe Price Equity Income, and MainStay VP American Century Income & Growth. As of June 30, 2001 no investments have been made in the MainStay VP American Century Income & Growth Investment Division. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

  Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2001, the investments of CSVUL Separate Account-I are as follows:

                        MAINSTAY VP        MAINSTAY VP                                               MAINSTAY VP
                          CAPITAL             CASH           MAINSTAY VP        MAINSTAY VP           HIGH YIELD
                        APPRECIATION       MANAGEMENT        CONVERTIBLE         GOVERNMENT         CORPORATE BOND
                        -----------------------------------------------------------------------------------------
Number of shares......       1,088               142                --                  46                   60
Identified cost*......    $ 35,780          $    142          $     --            $    482             $    547

                        MAINSTAY VP        MAINSTAY VP
                          DREYFUS          EAGLE ASSET           ALGER
                           LARGE           MANAGEMENT           AMERICAN             CALVERT              FIDELITY
                          COMPANY            GROWTH              SMALL                SOCIAL                VIP
                           VALUE             EQUITY          CAPITALIZATION          BALANCED          CONTRAFUND(R)
                        -----------------------------------------------------------------------------------------
Number of shares......          31                19                   5                   10                   16
Identified cost*......    $    344          $    344            $    116             $     22             $    381

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the six months ended June 30, 2001, was as follows:

                        MAINSTAY VP        MAINSTAY VP                                               MAINSTAY VP
                          CAPITAL             CASH           MAINSTAY VP        MAINSTAY VP           HIGH YIELD
                        APPRECIATION       MANAGEMENT        CONVERTIBLE         GOVERNMENT         CORPORATE BOND
                        -----------------------------------------------------------------------------------------
Purchases.............    $    105          $     67          $     --            $    464             $    489
Proceeds from sales...         362                 2                 2                   1                   31

                        MAINSTAY VP        MAINSTAY VP
                          DREYFUS          EAGLE ASSET           ALGER
                           LARGE           MANAGEMENT           AMERICAN             CALVERT              FIDELITY
                          COMPANY            GROWTH              SMALL                SOCIAL                VIP
                           VALUE             EQUITY          CAPITALIZATION          BALANCED          CONTRAFUND(R)
                        -----------------------------------------------------------------------------------------
Purchases.............    $     35          $     30            $     35             $     --             $     42
Proceeds from sales...           7                 8                  18                   21                   21

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     MAINSTAY VP                                                   MAINSTAY VP     MAINSTAY VP
    INTERNATIONAL     MAINSTAY VP    MAINSTAY VP   MAINSTAY VP       GROWTH          INDEXED
        EQUITY       TOTAL RETURN       VALUE         BOND           EQUITY          EQUITY
    ------------------------------------------------------------------------------------------
          1,351              42             --           184           1,609           4,161
       $ 16,854        $    878       $      1      $  2,413        $ 41,537        $116,180

                                  JANUS ASPEN    MORGAN STANLEY      T. ROWE
      FIDELITY      JANUS ASPEN     SERIES            UIF             PRICE
         VIP          SERIES       WORLDWIDE    EMERGING MARKETS     EQUITY
    EQUITY-INCOME    BALANCED       GROWTH           EQUITY          INCOME
    --------------------------------------------------------------------------
            42            452            10                2              10
      $    965       $ 10,077      $    405         $     17        $    198

     MAINSTAY VP                                                   MAINSTAY VP     MAINSTAY VP
    INTERNATIONAL     MAINSTAY VP    MAINSTAY VP   MAINSTAY VP       GROWTH          INDEXED
        EQUITY       TOTAL RETURN       VALUE         BOND           EQUITY          EQUITY
    ------------------------------------------------------------------------------------------
       $    375        $    292       $     --      $  1,897        $  1,576        $  1,588
            732              16             --            10           2,016           2,815

                                  JANUS ASPEN    MORGAN STANLEY      T. ROWE
      FIDELITY      JANUS ASPEN     SERIES            UIF             PRICE
         VIP          SERIES       WORLDWIDE    EMERGING MARKETS     EQUITY
    EQUITY-INCOME    BALANCED       GROWTH           EQUITY          INCOME
    --------------------------------------------------------------------------
      $    514       $  1,890      $    108         $     12        $     98
           779            134             9                6              20

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------

CSVUL Separate Account-I is charged for the mortality and expense risks assumed by NYLIAC. These charges are made daily at an annual rate of .70% of the daily net asset value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily net asset value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.
--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2001, and the years ended December 31, 2000, and December 31, 1999 were as follows:

                                                    MAINSTAY VP             MAINSTAY VP
                                                      CAPITAL                  CASH                  MAINSTAY VP
                                                   APPRECIATION             MANAGEMENT               CONVERTIBLE
                                               ---------------------   ---------------------   -----------------------
                                               2001    2000    1999    2001    2000    1999    2001    2000(e)   1999
                                               -----------------------------------------------------------------------
Units issued on premium payments.............     8      14       9      --      13      15      --        --       --
Units redeemed on cost of insurance..........   (19)    (28)    (22)     (2)     (3)     (3)     --        --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................     1      --    2,561     56      --      --      --        --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      (3)     --      --      --      --      --        --       --
Units redeemed on death benefits.............    (3)     (5)     --      --      --      --      --        --       --
                                               -----   -----   -----   -----   -----   -----   -----    -----    -----
  Net increase (decrease)....................   (13)    (22)   2,548     54      10      12      --        --       --
Units outstanding, beginning of period.......  2,555   2,577      29     68      58      46      --        --       --
                                               -----   -----   -----   -----   -----   -----   -----    -----    -----
Units outstanding, end of period.............  2,542   2,555   2,577    122      68      58      --        --       --
                                               =====   =====   =====   =====   =====   =====   =====    =====    =====

                                                                            MAINSTAY VP             MAINSTAY VP
                                                    MAINSTAY VP               GROWTH                  INDEXED
                                                       BOND                   EQUITY                  EQUITY
                                               ---------------------   ---------------------   ---------------------
                                               2001    2000    1999    2001    2000    1999    2001    2000    1999
                                               ----------------------------------------------------------------------
Units issued on premium payments.............    --       9       9     120     114      40     124     140       53
Units redeemed on cost of insurance..........    (1)     (1)     (1)    (27)    (41)    (27)    (74)   (111)     (80)
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --      --      --      --       2    2,797      5       4    9,266
Units issued (redeemed) on transfers between
  Investment Divisions.......................   160      --      --    (128)     --      --    (131)     (4)      --
Units redeemed on death benefits.............    --      --      --      (3)     (6)     --     (11)    (19)      --
                                               -----   -----   -----   -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................   159       8       8     (38)      69   2,810    (87)      10   9,239
Units outstanding, beginning of period.......    44      36      28    2,917   2,848      38   9,321   9,311      72
                                               -----   -----   -----   -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............   203      44      36    2,879   2,917   2,848   9,234   9,321   9,311
                                               =====   =====   =====   =====   =====   =====   =====   =====   =====

                                                                                                    JANUS ASPEN
                                                     FIDELITY               JANUS ASPEN               SERIES
                                                        VIP                   SERIES                 WORLDWIDE
                                                   EQUITY-INCOME             BALANCED                 GROWTH
                                               ---------------------   ---------------------   ---------------------
                                               2001    2000    1999    2001    2000    1999    2001    2000    1999
                                               ---------------------------------------------------------------------
Units issued on premium payments.............    37      46      49      25      96      90       8      13       --
Units redeemed on cost of insurance..........    (3)     (5)     (5)     (8)    (14)    (14)     (1)     (1)      --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    (2)     --       2       1       5       1      --       2        3
Units issued (redeemed) on transfers between
  Investment Divisions.......................   (64)     (5)     --      99       5      --      --      --       --
                                               -----   -----   -----   -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................   (32)     36      46     117      92      77       7      14        3
Units outstanding, beginning of period.......   121      85      39     625     533     456      17       3       --
                                               -----   -----   -----   -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    89     121      85     742     625     533      24      17        3
                                               =====   =====   =====   =====   =====   =====   =====   =====   =====

(a) For the period July 1999 (Commencement of Investments) through December 1999.
(b) For the period November 1999 (Commencement of Investments) through December 1999.
(c) For the period January 2000 (Commencement of Investments) through December 2000.
(d) For the period March 2000 (Commencement of Investments) through December 2000.
(e) For the period November 2000 (Commencement of Investments) through December 2000.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                 MainStay VP             MainStay VP
         MainStay VP             High Yield             International             MainStay VP              MainStay VP
         Government            Corporate Bond              Equity                Total Return                 Value
    ---------------------   ---------------------   ---------------------   -----------------------   ---------------------
    2001    2000    1999    2001    2000    1999    2001    2000    1999    2001    2000    1999(b)   2001    2000    1999
    -----------------------------------------------------------------------------------------------------------------------
      --       1      --       2       5       5      20      26      26      30      28        --      --      --       --
      --      --      --      (1)     (1)     --     (12)    (19)    (14)     (1)     (2)       --      --      --       --
      --      --      --      (2)      1       7      --       1    1,436     --      --        27      --      --        8
      38      --      --      44      (9)     --     (55)     --      --      --      --        --      --      (8)      --
      --      --      --      --      --      --      (2)     (3)     --      --      --        --      --      --       --
    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----    -----    -----   -----   -----
      38       1      --      43      (4)     12     (49)      5    1,448     29      26        27      --      (8)       8
       2       1       1       8      12      --    1,496   1,491      43     53      27        --      --       8       --
    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----    -----    -----   -----   -----
      40       2       1      51       8      12    1,447   1,496   1,491     82      53        27      --      --        8
    =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====    =====    =====   =====   =====

          MAINSTAY VP               MAINSTAY VP
            DREYFUS                 EAGLE ASSET                 ALGER
             LARGE                  MANAGEMENT                AMERICAN                 CALVERT                FIDELITY
            COMPANY                   GROWTH                    SMALL                  SOCIAL                    VIP
             VALUE                    EQUITY               CAPITALIZATION             BALANCED              CONTRAFUND(R)
    -----------------------   -----------------------   ---------------------   ---------------------   ---------------------
    2001    2000(d)   1999    2001    2000(d)   1999    2001    2000    1999    2001    2000    1999    2001    2000    1999
    -------------------------------------------------------------------------------------------------------------------------
       3        23      --       4        26      --       4       4       3      --       1       4       3      18        3
      (1)       (1)     --      (1)       (1)     --      --      --      --      --      --      --      (1)     (1)      --
      --         7      --      --         8      --      (2)     --       2      (2)     --       2      (1)      5        1
      --        --      --      --        --      --      --      (2)     --       1      (4)     --      --      (2)      --
      --        --      --      --        --      --      --      --      --      --      --      --      --      --       --
    -----    -----    -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
       2        29      --       3        33      --       2       2       5      (1)     (3)      6       1      20        4
      29        --      --      33        --      --       8       6       1       3       6      --      26       6        2
    -----    -----    -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
      31        29      --      36        33      --      10       8       6       2       3       6      27      26        6
    =====    =====    =====   =====    =====    =====   =====   =====   =====   =====   =====   =====   =====   =====   =====

        MORGAN STANLEY                T.ROWE
              UIF                      PRICE
       EMERGING MARKETS               EQUITY
            EQUITY                    INCOME
    -----------------------   -----------------------
    2001    2000    1999(a)   2001    2000(c)   1999
    -------------------------------------------------
      --       1         1       8        11      --
      --      --        --      (1)       (3)     --
       1      --         1      --         3      --
      --      (2)       --      --        --      --
    -----   -----    -----    -----    -----    -----
       1      (1)        2       7        11      --
       1       2        --      11        --      --
    -----   -----    -----    -----    -----
       2       1         2      18        11      --
    =====   =====    =====    =====    =====    =====

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each period) with respect to each Investment Division of CSVUL Separate Account-I:

                                                                  MAINSTAY VP                          MAINSTAY VP
                                                                    CAPITAL                                CASH
                                                                  APPRECIATION                          MANAGEMENT
                                                       ----------------------------------   ----------------------------------
                                                        2001     2000     1999    1998(a)    2001     2000     1999    1998(a)
                                                       -----------------------------------------------------------------------
Unit value, beginning of period......................  $13.20   $14.89   $11.96   $10.00    $ 1.13   $ 1.08   $ 1.03   $ 1.00
Net investment income (loss).........................   (0.04)   (0.10)   (0.10)   (0.05)     0.02     0.06     0.04     0.04
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................   (2.25)   (1.59)    3.03     2.01      0.01    (0.01)    0.01    (0.01)
                                                       ------   ------   ------   ------    ------   ------   ------   ------
Unit value, end of period............................  $10.91   $13.20   $14.89   $11.96    $ 1.16   $ 1.13   $ 1.08   $ 1.03
                                                       ======   ======   ======   ======    ======   ======   ======   ======

                                                              MAINSTAY VP                     MAINSTAY VP
                                                             TOTAL RETURN                        VALUE
                                                       -------------------------   ----------------------------------
                                                        2001     2000    1999(d)    2001     2000     1999    1998(b)
                                                       --------------------------------------------------------------
Unit value, beginning of period......................  $ 9.87   $10.39   $10.00    $ 9.92   $ 8.85   $ 8.20   $10.00
Net investment income (loss).........................   (0.03)    0.15     0.16     (0.03)   (0.04)    0.08       --
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................   (0.90)   (0.67)    0.23      0.12     1.11     0.57    (1.80)
                                                       ------   ------   ------    ------   ------   ------   ------
Unit value, end of period............................  $ 8.94   $ 9.87   $10.39    $10.01   $ 9.92   $ 8.85   $ 8.20
                                                       ======   ======   ======    ======   ======   ======   ======

                                                         MAINSTAY VP        MAINSTAY VP                    ALGER
                                                        DREYFUS LARGE       EAGLE ASSET                   AMERICAN
                                                           COMPANY           MANAGEMENT                    SMALL
                                                            VALUE          GROWTH EQUITY               CAPITALIZATION
                                                       ----------------   ----------------   ----------------------------------
                                                        2001    2000(f)    2001    2000(f)    2001     2000     1999    1998(b)
                                                       ------------------------------------------------------------------------
Unit value, beginning of period......................  $11.26   $10.00    $ 7.95   $10.00    $11.02   $15.24   $10.70   $10.00
Net investment income (loss).........................   (0.04)    0.02     (0.03)   (0.05)    (0.03)   (0.10)   (0.08)   (0.07)
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................   (0.34)    1.24     (0.82)   (2.00)    (2.32)   (4.12)    4.62     0.77
                                                       ------   ------    ------   ------    ------   ------   ------   ------
Unit value, end of period............................  $10.88   $11.26    $ 7.10   $ 7.95    $ 8.67   $11.02   $15.24   $10.70
                                                       ======   ======    ======   ======    ======   ======   ======   ======

 + Per unit data based on average monthly units outstanding during the period.
(a) For the period March 1998 (Commencement of Investments) through December 1998.
(b) For the period April 1998 (Commencement of Investments) through December 1998.
(c) For the period July 1999 (Commencement of Investments) through December 1999.
(d) For the period November 1999 (Commencement of Investments) through December 1999.
(e) For the period January 2000 (Commencement of Investments) through December 2000.
(f) For the period March 2000 (Commencement of Investments) through December 2000.
(g) For the period November 2000 (Commencement of Investments) through December 2000.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                         MAINSTAY VP                 MAINSTAY VP
      MAINSTAY VP                  MAINSTAY VP                           HIGH YIELD                 INTERNATIONAL
      CONVERTIBLE                  GOVERNMENT                          CORPORATE BOND                  EQUITY
    ----------------   -----------------------------------   -----------------------------------   ---------------
     2001    2000(g)    2001     2000     1999     1998(b)    2001     2000     1999     1998(b)    2001     2000
    --------------------------------------------------------------------------------------------------------------
    $ 9.32   $10.00    $11.66   $10.47   $10.73    $10.00    $10.17   $10.88   $ 9.71    $10.00    $11.01   $13.53
     (0.02)    0.26     (0.02)    0.65     0.56      0.53     (0.02)    0.89     3.07      0.87      0.04    (0.01)
      0.08    (0.94)     0.22     0.54    (0.82)     0.20      0.27    (1.60)   (1.90)    (1.16)    (1.43)   (2.51)
    ------   ------    ------   ------   ------    ------    ------   ------   ------    ------    ------   ------
    $ 9.38   $ 9.32    $11.86   $11.66   $10.47    $10.73    $10.42   $10.17   $10.88    $ 9.71    $ 9.62   $11.01
    ======   ======    ======   ======   ======    ======    ======   ======   ======    ======    ======   ======

        MAINSTAY VP
       INTERNATIONAL
          EQUITY
     -----------------
      1999     1998(a)
     -----------------
     $10.64    $10.00
      (0.02)     0.29
       2.91      0.35
     ------    ------
     $13.53    $10.64
     ======    ======

                                                      MAINSTAY VP                           MAINSTAY VP
                MAINSTAY VP                             GROWTH                                INDEXED
                   BOND                                 EQUITY                                EQUITY
    -----------------------------------   -----------------------------------   -----------------------------------
     2001     2000     1999     1998(a)    2001     2000     1999     1998(b)    2001     2000     1999     1998(a)
    ---------------------------------------------------------------------------------------------------------------
    $11.39   $10.44   $10.68    $10.00    $13.59   $14.15   $10.97    $10.00    $12.13   $13.47   $11.24    $10.00
     (0.03)    0.70     0.61      0.75     (0.04)   (0.02)    0.02      0.04     (0.04)    0.03     0.08      0.11
      0.44     0.25    (0.85)    (0.07)    (1.51)   (0.54)    3.16      0.93     (0.83)   (1.37)    2.15      1.13
    ------   ------   ------    ------    ------   ------   ------    ------    ------   ------   ------    ------
    $11.80   $11.39   $10.44    $10.68    $12.04   $13.59   $14.15    $10.97    $11.26   $12.13   $13.47    $11.24
    ======   ======   ======    ======    ======   ======   ======    ======    ======   ======   ======    ======

                  CALVERT                              FIDELITY                              FIDELITY
                  SOCIAL                                  VIP                                   VIP
                 BALANCED                            CONTRAFUND(R)                         EQUITY-INCOME
    -----------------------------------   -----------------------------------   -----------------------------------
     2001     2000     1999     1998(b)    2001     2000     1999     1998(b)    2001     2000     1999     1998(b)
    ---------------------------------------------------------------------------------------------------------------
    $11.53   $11.98   $10.75    $10.00    $13.45   $14.51   $11.76    $10.00    $11.24   $10.44   $ 9.89    $10.00
     (0.04)    0.02     0.96      0.35      0.06    (0.09)   (0.05)    (0.07)     0.12     0.05       --     (0.07)
     (0.36)   (0.47)    0.27      0.40     (1.44)   (0.97)    2.80      1.83     (0.26)    0.75     0.55     (0.04)
    ------   ------   ------    ------    ------   ------   ------    ------    ------   ------   ------    ------
    $11.13   $11.53   $11.98    $10.75    $12.07   $13.45   $14.51    $11.76    $11.10   $11.24   $10.44    $ 9.89
    ======   ======   ======    ======    ======   ======   ======    ======    ======   ======   ======    ======

--------------------------------------------------------------------------------

                                                                                                       JANUS ASPEN
                                                                  JANUS ASPEN                             SERIES
                                                                     SERIES                             WORLDWIDE
                                                                    BALANCED                              GROWTH
                                                       ----------------------------------   ----------------------------------
                                                        2001     2000     1999    1998(b)    2001     2000     1999    1998(b)
                                                       -----------------------------------------------------------------------
Unit value, beginning of period......................  $14.65   $15.10   $11.99   $10.00    $14.84   $17.72   $10.85   $10.00
Net investment income (loss).........................    0.16     0.31     0.23     0.29     (0.02)   (0.03)   (0.06)    0.32
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................   (0.71)   (0.76)    2.88     1.70     (2.03)   (2.85)    6.93     0.53
                                                       ------   ------   ------   ------    ------   ------   ------   ------
Unit value, end of period............................  $14.10   $14.65   $15.10   $11.99    $12.79   $14.84   $17.72   $10.85
                                                       ======   ======   ======   ======    ======   ======   ======   ======

                                                                   MORGAN STANLEY
                                                                         UIF
                                                                  EMERGING MARKETS         T. ROWE PRICE
                                                                       EQUITY              EQUITY INCOME
                                                              -------------------------   ----------------
                                                               2001     2000    1999(c)    2001    2000(e)
                                                              --------------------------------------------
Unit value, beginning of period......................         $ 8.39   $13.91   $10.00    $11.41   $10.00
Net investment income (loss).........................          (0.02)   (0.09)   (0.04)     0.05     0.16
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................          (0.33)   (5.43)    3.95      0.21     1.25
                                                              ------   ------   ------    ------   ------
Unit value, end of period............................         $ 8.04   $ 8.39   $13.91    $11.67   $11.41
                                                              ======   ======   ======    ======   ======

 + Per unit data based on average monthly units outstanding during the period.
(a) For the period March 1998 (Commencement of Investments) through December 1998.
(b) For the period April 1998 (Commencement of Investments) through December 1998.
(c) For the period July 1999 (Commencement of Investments) through December 1999.
(d) For the period November 1999 (Commencement of Investments) through December 1999.
(e) For the period January 2000 (Commencement of Investments) through December 2000.
(f) For the period March 2000 (Commencement of Investments) through December 2000.
(g) For the period November 2000 (Commencement of Investments) through December 2000.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001
(Unaudited)

                                                           MAINSTAY VP        FIDELITY       JANUS ASPEN
                                                              GROWTH            VIP             SERIES
                                                              EQUITY       CONTRAFUND(R)       BALANCED
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $     15,552     $     15,353     $     13,221

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk
    charges.............................................              2                2                2
                                                           ------------     ------------     ------------
      Total equity......................................   $     15,550     $     15,351     $     13,219
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners................................   $     15,550     $     15,351     $     13,219
                                                           ============     ============     ============
    Variable accumulation unit value....................   $      10.06     $       9.93     $       9.98
                                                           ============     ============     ============
Identified Cost of Investment...........................   $     15,458     $     15,458     $     13,418
                                                           ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I
                                                 CESVUL POLICIES

STATEMENT OF OPERATIONS
For the period June 20, 2001 to June 30, 2001 (Unaudited)

                                                   MAINSTAY VP    FIDELITY VIP      JANUS ASPEN
                                                  GROWTH EQUITY   CONTRAFUND(R)   SERIES BALANCED
                                                  -------------   -------------   ---------------
                                                      2001            2001             2001
                                                  -----------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...............................  $         --    $         --     $        169
  Mortality and expense risk charges............            (2)             (2)              (2)
                                                  ------------    ------------     ------------
      Net investment income (loss)..............            (2)             (2)             167
                                                  ------------    ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.............            --              --               --
  Cost of investments sold......................            --              --               --
                                                  ------------    ------------     ------------
      Net realized gain (loss) on investments...            --              --               --
  Realized gain distribution received...........            --              --               --
  Change in unrealized appreciation
    (depreciation) on investments...............            95            (104)            (197)
                                                  ------------    ------------     ------------
      Net gain (loss) on investments............            95            (104)            (197)
                                                  ------------    ------------     ------------
        Net increase (decrease) in total equity
          resulting from operations.............  $         93    $       (106)    $        (30)
                                                  ============    ============     ============

STATEMENT OF CHANGES IN TOTAL EQUITY
For the period June 20, 2001 to June 30, 2001 (Unaudited)

                                                   MAINSTAY VP    FIDELITY VIP      JANUS ASPEN
                                                  GROWTH EQUITY   CONTRAFUND(R)   SERIES BALANCED
                                                  -------------   -------------   ---------------
                                                      2001            2001             2001
                                                  -----------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)................  $         (2)   $         (2)    $        167
    Net realized gain (loss) on investments.....            --              --               --
    Realized gain distribution received.........            --              --               --
    Change in unrealized appreciation
      (depreciation) on investments.............            95            (104)            (197)
                                                  ------------    ------------     ------------
      Net increase (decrease) in total equity
        resulting from operations...............            93            (106)             (30)
                                                  ------------    ------------     ------------
  Contributions and (withdrawals):
    Policyowners' premium payments..............            --              --               --
    Cost of insurance...........................            --              --               --
    Policyowners' surrenders....................            --              --               --
    Net transfers from (to) Fixed Account.......        15,457          15,457           13,249
    Transfers between Investment Divisions......            --              --               --
    Policyowners' death benefits................            --              --               --
                                                  ------------    ------------     ------------
      Net contributions and (withdrawals).......        15,457          15,457           13,249
                                                  ------------    ------------     ------------
        Increase (decrease) in total equity.....        15,550          15,351           13,219
TOTAL EQUITY:
    Beginning of period.........................            --              --               --
                                                  ------------    ------------     ------------
    End of period...............................  $     15,550    $     15,351     $     13,219
                                                  ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I
                                                 CESVUL POLICIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. The CSVUL Separate Account-I policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), and the T. Rowe Price Equity Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  CSVUL Separate Account-I offers the following 30 variable Investment Divisions, with their respective fund portfolios, for CESVUL Policyowners to invest premium payments: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged AllCap, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Mid-Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly known as MFS(R) Growth With Income Series), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity, T. Rowe Price Equity Income. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

  Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2001, the investments of CSVUL Separate Account-I are as follows:

                                                              MAINSTAY VP         FIDELITY          JANUS ASPEN
                                                                GROWTH               VIP              SERIES
                                                                EQUITY          CONTRAFUND(R)        BALANCED
                                                              ----------------------------------------------
Number of shares............................................        1                  1                  1
Identified cost*............................................      $15                $15                $13

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the period June 20, 2001 to June 30, 2001, was as follows:

                                                              MAINSTAY VP         FIDELITY          JANUS ASPEN
                                                                GROWTH               VIP              SERIES
                                                                EQUITY          CONTRAFUND(R)        BALANCED
                                                              ----------------------------------------------
Purchases...................................................      $15                $15                $13
Proceeds from sales.........................................       --                 --                 --

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------

CSVUL Separate Account-I is charged for the mortality and expense risks assumed by NYLIAC. These charges are made daily at an annual rate of .60% of the daily net asset value of each Investment Division for policy years one through ten. For policy years eleven through twenty, it is expected that these charges will be reduced to an annual rate of .20% of the daily net asset value of each Investment Division. For policy years twenty-one and later, it is expected that these charges will be reduced to an annual rate of .10% of the daily net assets value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I
                                                 CESVUL POLICIES

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the period June 20, 2001 to June 30, 2001, were as follows:

                                                         MAINSTAY VP      FIDELITY       JANUS ASPEN
                                                           GROWTH            VIP           SERIES
                                                           EQUITY       CONTRAFUND(R)     BALANCED
                                                         -----------    -------------    -----------
                                                            2001            2001            2001
                                                         -------------------------------------------
Units issued on premium payments.....................          --              --              --
Units redeemed on cost of insurance..................          --              --              --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................           2               2               1
Units issued (redeemed) on transfers between
  Investment Divisions...............................          --              --              --
Units redeemed on death benefits.....................          --              --              --
Units redeemed on surrenders.........................          --              --              --
                                                            -----           -----           -----
  Net increase (decrease)............................           2               2               1
Units outstanding, beginning of period...............          --              --              --
                                                            -----           -----           -----
Units outstanding, end of period.....................           2               2               1
                                                            =====           =====           =====

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each period) with respect to each Investment Division of CSVUL Separate Account-I:

                                                         MAINSTAY VP      FIDELITY       JANUS ASPEN
                                                           GROWTH            VIP           SERIES
                                                           EQUITY       CONTRAFUND(R)     BALANCED
                                                         -----------    -------------    -----------
                                                           2001(a)         2001(a)         2001(a)
                                                         -------------------------------------------
Unit value, beginning of period......................      $10.00          $10.00          $10.00
Net investment income (loss).........................          --              --            0.01
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................        0.06           (0.07)          (0.03)
                                                           ------          ------          ------
Unit value, end of period............................      $10.06          $ 9.93          $ 9.98
                                                           ======          ======          ======

 + Per unit data based on average monthly units outstanding during the period.
(a) For the period June 20, 2001 (Commencement of Operations) through June 30, 2001.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


     REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Corporate Executive Series Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 62 pages. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-48300), as filed on March 14, 2001).

     The supplement consisting of 50 pages.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation as to the reasonableness of aggregate fees and charges.

     The signatures.

     Written consents of the following persons:

     (a) Thomas F. English, Esq. - To be filed by amendment.

     (b) Alan Igielski, Actuary - To be filed by amendment.

     (c) PricewaterhouseCoopers LLP - To be filed by amendment.

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     (1) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (2)          Not applicable.

     (3)(a) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

     (3)(b) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (3)(c)       Not applicable.

     (4)          Not applicable.

     (5) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                  (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

     (5)(a) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

     (5)(b) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                  (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

     (5)(c) Modification of Policy Provisions Endorsement - Filed herewith.

     (5)(d) Alterative Cash Surrender Value Benefit Endorsement - Filed herewith.

     (6)(a) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (6)(b)(1) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

     (7)          Not applicable.

     (8)          Not applicable.

     (9)(a) Stock Sales Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life M.F.A. Series Fund, Inc.) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(1) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(2) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(3)    Participation Agreement between Janus Aspen Series and NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(4) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(5) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(6) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b)(7) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(b)(8) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No.33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(c) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 for the following, and incorporated herein by reference:

                  Jay S. Calhoun, Vice President, Treasurer and Director
                    (Principal Financial Officer)
                  Richard M. Kernan, Jr., Director
                  Robert D. Rock, Senior Vice President and Director Frederick J. Sievert, President and Director
                    (Principal Executive Officer)
                  Stephen N. Steinig, Senior Vice President, Chief Actuary
                    and Director
                  Seymour Sternberg, Director

     (9)(d) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(e) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                  Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

     (9)(f) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

     (9)(g) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

     (9)(h) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following: filed

                  George J. Trapp, Director
                  Frank M. Boccio, Director
                  Phillip J. Hildebrand, Director
                  Michael G. Gallo, Director
                  Solomon Goldfinger, Director
                  Howard I. Atkins, Director

     (9)(i) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

     (9)(j) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to initial Registration Statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 10/11/00 and incorporated herein by reference.

     (9)(k) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

     (10) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                  (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

     (11)         Illustration - To be filed by amendment.

2.   Opinion and Consent of Thomas F. English, Esq. - To be filed by amendment.

3.   Not applicable.

4.   Not applicable.

5.   Not applicable.

6.   Opinion and Consent of Alan Igielski, Actuary. - To be filed by amendment.

7.   Consent of PricewaterhouseCoopers LLP - To be filed by amendment.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 7th day of November, 2001.

                                            NYLIAC CORPORATE SPONSORED VARIABLE
                                            UNIVERSAL LIFE SEPARATE ACCOUNT-I
                                                       (Registrant)


                                            By /s/ Patrick Colloton
                                              --------------------------------
                                                   Patrick Colloton
                                                   Senior Vice President

                                            NEW YORK LIFE INSURANCE AND
                                            ANNUITY CORPORATION
                                                       (Depositor)


                                            By /s/ Patrick Colloton
                                              --------------------------------
                                                   Patrick Colloton
                                                   Senior Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


    Gary G. Benanav*              Director and Executive Vice President

    Frank M. Boccio*              Director

    John A. Cullen*               Vice President and Controller (Principal
                                  Accounting Officer)

    Michael G. Gallo*             Director

    Solomon Goldfinger*           Director

    Phillip J. Hildebrand*        Director

    Richard M. Kernan, Jr.*       Director

    Theodore A. Mathas*           Director

    Robert D. Rock*               Senior Vice President and Director

    Frederick J. Sievert*         President and Director (Principal
                                  Executive Officer)

    Seymour Sternberg*            Director

    George J. Trapp*              Director

*By /s/ Patrick Colloton
   -----------------------
    Patrick Colloton
    Attorney-in-Fact
    November 7, 2001

*   Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX

Exhibit
Number                     Description
-------                    -----------

(5)(c)                     Modification of Policy Provisions Endorsement

(5)(d)                     Alternative Cash Surrender Value Benefit Endorsement